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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

HARBOR FUNDS

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. WILMER CUTLER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service )

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:

Harbor Funds’ schedules of investments as of July 31, 2007 are included.

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of September, 2007 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	September 27, 2007

BY:	/s/ Mark W. Karchner Mark W. Karchner	Treasurer and Chief Financial Officer	September 27, 2007

Quarterly Schedule of

Portfolio Holdings

July 31, 2007

Equity Funds

Domestic Equity

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Harbor Small Company Growth Fund

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor SMID Value Fund

Harbor Small Cap Value Fund

International Equity

Harbor International Fund

Harbor International Growth Fund

Harbor Global Value Fund

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 0.2%)

COMMON STOCKS—99.8%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.8%
2,246,600	Boeing Co.	$232,366
2,588,100	United Technologies Corp.	188,853

		421,219

BEVERAGES—2.1%
2,838,200	PepsiCo Inc.	186,243

BIOTECHNOLOGY—5.1%
2,313,200	Genentech Inc.*	172,056
7,370,000	Gilead Sciences Inc.*	274,385

		446,441

CAPITAL MARKETS—4.9%
5,554,500	Charles Schwab Corp.	111,812
680,200	Goldman Sachs Group Inc.	128,109
1,591,900	Lazard Ltd. Shares A1	58,948
2,368,200	UBS AG (SWS)	130,417

		429,286

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—1.5%
2,032,300	Monsanto Co.	$130,982

COMMUNICATIONS EQUIPMENT—9.2%
1,683,400	Ciena Corp.[1]*	61,495
7,759,200	Cisco Systems Inc.*	224,318
3,512,100	Juniper Networks Inc.[1]*	105,223
5,345,700	QUALCOMM Inc.	222,648
858,400	Research In Motion Ltd. (CAN)*	183,698

		797,382

COMPUTERS & PERIPHERALS—6.0%
2,067,200	Apple Inc.*	272,374
3,804,800	EMC Corp.[1]*	70,427
3,885,300	Hewlett-Packard Co.	178,840

		521,641

CONSUMER FINANCE—1.2%
1,795,100	American Express Co.	105,085

DIVERSIFIED FINANCIAL SERVICES—2.4%
1,698,500	NYSE Euronext[1]	130,818
1,267,000	The McGraw-Hill Cos. Inc.	76,654

		207,472

ENERGY EQUIPMENT & SERVICES—2.2%
2,065,100	Schlumberger Ltd.[1]	195,606

FOOD & STAPLES RETAILING—0.6%
879,800	Costco Wholesale Corp.[1]	52,612

HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
1,138,900	Alcon Inc.	155,460
2,482,200	Baxter International Inc.	130,563
3,041,400	St. Jude Medical Inc.[1]*	131,206

		417,229

HOTELS, RESTAURANTS & LEISURE—2.3%
1,172,600	International Game Technology	41,416
582,400	Las Vegas Sands Corp.[1]*	50,814
2,602,200	Marriott International Inc. Cl. A	108,122

		200,352

HOUSEHOLD PRODUCTS—3.1%
2,614,100	Colgate-Palmolive Co.	172,531
1,629,277	Procter & Gamble Co.	100,787

		273,318

INDUSTRIAL CONGLOMERATES—2.8%
6,346,100	General Electric Co.	245,975

INSURANCE—1.6%
2,126,900	American International Group Inc.	136,504

INTERNET SOFTWARE & SERVICES—6.5%
1,433,000	Akamai Technologies Inc.[1]*	48,665
2,983,100	eBay Inc.*	96,652
832,800	Google Inc. Cl. A*	424,728

		570,045

IT SERVICES—0.9%
1,488,000	Infosys Technologies Ltd. ADR (IND)[1,2]	73,805

MACHINERY—0.6%
659,500	Caterpillar Inc.[1]	51,969

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MEDIA—4.1%
5,929,600	News Corp. Cl. A1	$125,233
7,092,100	Walt Disney Co.[1]	234,039

		359,272

MULTILINE RETAIL—2.5%
1,058,500	Kohl’s Corp.*	64,357
3,208,000	Saks Inc.[1]	59,380
1,594,200	Target Corp.	96,561

		220,298

OIL, GAS & CONSUMABLE FUELS—1.7%
172,700	Marathon Oil Corp.	9,533
1,805,500	Occidental Petroleum Corp.	102,408
438,400	Suncor Energy Inc. (CAN)	39,662

		151,603

PHARMACEUTICALS—10.4%
3,417,200	Abbott Laboratories	173,218
2,051,700	Elan Corp. plc ADR (IE)*	38,428
2,233,000	Novartis AG ADR (SWS)[2]	120,470
2,547,300	Roche Holdings Ltd. Sponsored ADR (SWS)[2]	227,128
3,517,300	Schering-Plough Corp.	100,384
2,611,800	Teva Pharmaceutical Industries Ltd. ADR (IL)[2]	109,748
2,793,100	Wyeth	135,521

		904,897

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.4%
4,512,500	Applied Materials Inc.	99,455
2,850,550	Broadcom Corp. Cl. A1*	93,527
8,481,675	Intel Corp.	200,337
8,255,200	Marvell Technology Group Ltd.[1]*	148,594
2,216,200	NVIDIA Corp.*	101,413

		643,326

SOFTWARE—5.8%
6,955,500	Adobe Systems Inc.[1]*	280,237
7,642,300	Microsoft Corp.	221,550

		501,787

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—3.6%
4,413,800	Coach Inc.[1]*	$200,651
2,021,500	Nike Inc. Cl. B	114,114

		314,765

WIRELESS TELECOMMUNICATION SERVICES—1.7%
1,757,400	NII Holdings Inc. Cl. B1*	147,657

TOTAL COMMON STOCKS (Cost $7,070,027)		8,706,771

SHORT-TERM INVESTMENTS—4.7%
Principal Amount (000s)
COMMERCIAL PAPER
$19,348	General Electric Capital Corp. 5.250%—08/01/2007	19,348

Shares
SECURITIES LENDING COLLATERAL
386,354,763	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 5.280%)	386,355

TOTAL SHORT-TERM INVESTMENTS (Cost $405,703)		405,703

TOTAL INVESTMENTS—104.5% (Cost $7,475,730)		9,112,474

CASH AND OTHER ASSETS, LESS LIABILITIES—(4.5)%		(391,607)

TOTAL NET ASSETS—100.0%		$8,720,867

1	A portion or all of this security was out on loan at July 31, 2007.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

(CAN)	Canada.

(IND)	India.

(IE)	Ireland.

(IL)	Israel.

(SWS)	Switzerland.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 7.2%)

COMMON STOCKS—92.8%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.0%
57,900	Teledyne Technologies Inc.*	$2,569

COMMON STOCKS—Continued

Shares		Value (000s)

AIR FREIGHT & LOGISTICS—0.8%
44,300	C.H. Robinson Worldwide Inc.[1]	$2,155

BIOTECHNOLOGY—3.2%
78,600	Alkermes Inc.[1]*	1,119
63,600	Amylin Pharmaceuticals Inc.[1]*	2,958
33,025	Cephalon Inc.[1]*	2,481
94,700	Human Genome Sciences Inc.[1]*	735
98,900	Millennium Pharmaceuticals Inc.*	998
26,000	ZymoGenetics Inc.[1]*	301

		8,592

CAPITAL MARKETS—1.7%
106,200	E*TRADE Financial Corp.*	1,967
101,300	INVESCO plc Sponsored ADR[1,2]	2,552

		4,519

CHEMICALS—4.8%
126,790	Hercules Inc.	2,632
33,000	Potash Corporation of Saskatchewan Inc.	2,664
56,144	Rhodia SA (FR)*	2,539
91,600	Terra Industries Inc.[1]*	2,247
67,300	The Mosaic Company*	2,528

		12,610

COMMERCIAL SERVICES & SUPPLIES—5.5%
185,300	Allied Waste Industries Inc.[1]*	2,385
102,400	Covanta Holding Corp.[1]*	2,322
72,100	Equifax Inc.	2,917
35,200	Manpower Inc.	2,783
131,300	Resources Connection Inc.*	4,263

		14,670

COMMUNICATIONS EQUIPMENT—1.2%
95,700	Juniper Networks Inc.*	2,867
12,100	NICE Systems Ltd. ADR[2]*	393

		3,260

COMPUTERS & PERIPHERALS—0.7%
37,700	Diebold Inc.[1]	1,910

CONSTRUCTION & ENGINEERING—0.9%
20,600	Foster Wheeler Ltd.*	2,315

CONTAINERS & PACKAGING—2.3%
88,200	Owens-Illinois Inc.*	3,526
258,896	Rexam plc (UK)	2,645

		6,171

DISTRIBUTORS—0.8%
79,400	LKQ Corp.[1]*	2,257

DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
84,900	Tele Norte Leste Participacoes SA ADR[1,2]	1,802

ELECTRICAL EQUIPMENT—3.4%
32,098	Genlyte Group Inc.[1]*	2,233
51,300	SunPower Corp. CL A*	3,618
80,600	Suntech Power Holdings Co. Ltd. ADR[1,2]*	3,251

		9,102

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
66,900	FLIR Systems Inc.[1]*	2,920
507,000	Kingboard Chemical Holdings Ltd. (HK)*	2,818

		5,738

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ENERGY EQUIPMENT & SERVICES—3.2%
36,400	GlobalSantaFe Corp.[1]	$2,610
27,300	Noble Corp.	2,797
113,500	TETRA Technologies Inc.[1]*	3,157

		8,564

FOOD & STAPLES RETAILING—1.2%
93,900	BJ’s Wholesale Club Inc.*	3,189

FOOD PRODUCTS—1.0%
121,500	Tyson Foods Inc. Cl. A	2,588

HEALTH CARE EQUIPMENT & SUPPLIES—4.4%
62,600	Hologic Inc.*	3,242
50,300	Kyphon Inc.[1]*	3,301
62,000	Mindray Medical International Ltd. Cl. A Sponsored ADR[1,2]	1,922
75,700	St. Jude Medical Inc.*	3,266

		11,731

HEALTH CARE PROVIDERS & SERVICES—0.2%
16,500	Brookdale Senior Living Inc.[1]	660

HOTELS, RESTAURANTS & LEISURE—0.8%
55,400	Ctrip.com International Ltd. ADR[2]	2,136

HOUSEHOLD DURABLES—4.1%
32,500	Garmin Ltd.[1]	2,727
92,700	Jarden Corp.[1]*	3,349
89,900	Newell Rubbermaid Inc.	2,378
47,800	Snap-on Inc.	2,501

		10,955

INSURANCE—0.8%
97,500	Security Capital Assurance Ltd. (BM)[1]	2,260

INTERNET SOFTWARE & SERVICES—0.7%
40,400	Digital River Inc.*	1,818

IT SERVICES—2.1%
27,900	DST Systems Inc.[1]*	2,117
97,900	VeriFone Holdings Inc.[1]*	3,564

		5,681

LIFE SCIENCES TOOLS & SERVICES—0.9%
48,200	Charles River Laboratories International Inc.[1]*	2,467

MACHINERY—2.2%
36,400	Flowserve Corp.	2,631
46,500	Joy Global Inc.	2,301
14,100	Valmont Industries Inc.[1]	1,066

		5,998

MEDIA—5.4%
80,900	DreamWorks Animation SKG Cl. A1*	2,508
82,700	Focus Media Holding Ltd. ADR[1,2]*	3,416
219,900	Gemstar-TV Guide International Inc.[1]*	1,262
108,600	Interactive Data Corp.	2,970
67,000	Marvel Entertainment Inc.[1]*	1,623
166,300	Net Servicos de Comunicacao SA ADR[1,2]*	2,678

		14,457

METALS & MINING—2.7%
51,700	Freeport-McMoRan Copper & Gold Inc. CL B1	4,859
53,500	Teck Cominco Ltd. Cl. B (CAN)*	2,375

		7,234

COMMON STOCKS—Continued

Shares		Value (000s)

MULTILINE RETAIL—2.2%
63,800	Dollar Tree Stores Inc.*	$2,441
37,500	Kohl’s Corp.*	2,280
55,400	Saks Inc.[1]*	1,026

		5,747

OIL, GAS & CONSUMABLE FUELS—5.1%
54,000	Cameco Corp. (CAN)[1]	2,202
114,200	Chesapeake Energy Corp.[1]	3,887
37,500	EOG Resources Inc.	2,629
65,100	Forest Oil Corp.[1]*	2,635
38,400	Ultra Petroleum Corp. (CAN)[1]*	2,123

		13,476

PHARMACEUTICALS—1.9%
114,700	Elan Corp. plc ADR[2]*	2,148
138,600	Shionogi & Co. Ltd. (JP)	2,228
43,300	The Medicines Co.[1]*	689

		5,065

REAL ESTATE—0.6%
42,900	Kimco Realty Corp.	1,602

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
83,500	Broadcom Corp. Cl. A1*	2,740
85,500	NVIDIA Corp.*	3,912

		6,652

SOFTWARE—10.9%
74,200	ACI Worldwide Inc.[1]*	2,265
251,000	Activision Inc.*	4,295
60,700	Adobe Systems Inc.*	2,446
54,600	Autodesk Inc.*	2,313
154,500	Cadence Design Systems Inc.[1]*	3,306
51,100	Citrix Systems Inc.*	1,848
97,300	Electronic Arts Inc.*	4,733
40,400	McAfee Inc.*	1,449
109,400	Red Hat Inc.[1]*	2,278
46,618	Ubisoft Entertainment SA (FR)*	3,058
31,000	Verint Systems Inc.*	938

		28,929

SPECIALTY RETAIL—3.7%
33,500	Abercrombie & Fitch Co. Cl. A1	2,342
58,800	Dick’s Sporting Goods Inc.[1]*	3,306
24,700	J. Crew Group Inc.[1]*	1,242
62,500	Tiffany & Co.[1]	3,016

		9,906

TEXTILES, APPAREL & LUXURY GOODS—2.7%
156,900	Fossil Inc.[1]*	4,009
53,493	Luxottica Group SpA (IT)	1,957
710,000	Peace Mark (Holdings) Ltd. (HK)*	1,116

		7,082

TRADING COMPANIES & DISTRIBUTORS—1.2%
97,900	Aircastle Ltd.	3,210

WIRELESS TELECOMMUNICATION SERVICES—2.5%
48,400	American Tower Corp. Cl. A1*	2,016
15,700	Leap Wireless International Inc.*	1,388
7,900	Millicom International Cellular SA (BEL)[1]*	635
30,100	NII Holdings Inc. Cl. B1*	2,529

		6,568

TOTAL COMMON STOCKS (Cost $213,978)		245,645

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—37.2%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$21,442	Repurchase Agreement with Bank of America dated July 31, 2007 due August 1, 2007 at 5.080% collateralized by a U.S. Treasury Bond (market value $21,666)	$21,442

Shares
SECURITIES LENDING COLLATERAL
76,873,524	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 5.280%)	76,874

TOTAL SHORT-TERM INVESTMENTS (Cost $98,316)		98,316

TOTAL INVESTMENTS—130.0% (Cost $312,294)		343,961

CASH AND OTHER ASSETS, LESS LIABILITIES—(30.0)%		(79,318)

TOTAL NET ASSETS—100.0%		$264,643

1	A portion or all of this security was out on loan at July 31, 2007.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

(BEL)	Belgium.

(BM)	Bermuda.

(CAN)	Canada.

(FR)	France.

(HK)	Hong Kong.

(IT)	Italy.

(JP)	Japan.

(UK)	United Kingdom.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.7%)

COMMON STOCKS—98.3%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.0%
629,925	Hexcel Corp.*	$13,695

AIRLINES—0.6%
131,594	Allegiant Travel Co.	3,868

BIOTECHNOLOGY—9.4%
448,000	Alexion Pharmaceuticals Inc.*	26,056
979,000	Human Genome Sciences Inc.*	7,597
398,400	OSI Pharmaceuticals Inc.*	12,844
541,300	Vanda Pharmaceuticals Inc.	10,128
236,400	Vertex Pharmaceuticals Inc.*	7,636

		64,261

COMMERCIAL BANKS—4.1%
241,077	East West Bancorp Inc.	8,838
336,000	Signature Bank*	10,379
525,900	UCBH Holdings Inc.	8,646

		27,863

COMMERCIAL SERVICES & SUPPLIES—5.2%
419,100	GEO Group Inc.	11,592
700,100	Knoll Inc.	13,869
325,225	Waste Connections Inc.*	10,082

		35,543

COMMON STOCKS—Continued

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—2.4%
120,400	Dycom Industries Inc.*	$3,365
736,400	Foundry Networks Inc.*	12,953

		16,318

DIVERSIFIED CONSUMER SERVICES—3.4%
479,479	Corinthian Colleges Inc.	6,459
149,300	New Oriental Education & Technology Group Inc. ADR[1]*	7,729
1,309,100	Stewart Enterprises Inc. Cl. A	9,177

		23,365

ENERGY EQUIPMENT & SERVICES—7.2%
753,200	Hanover Compressor Co.*	17,949
84,900	NATCO Group Inc. Cl. A	3,930
348,400	Oil States International Inc.*	15,239
290,600	Superior Energy Services Inc.*	11,717

		48,835

HEALTH CARE EQUIPMENT & SUPPLIES—8.5%
276,000	DJO Inc.	13,104
451,600	ev3 Inc.	7,438
458,907	Immucor Inc.*	14,299
350,600	Palomar Medical Technologies Inc.*	11,195
296,706	PolyMedica Corp.	11,984

		58,020

HEALTH CARE PROVIDERS & SERVICES—4.6%
284,400	Gentiva Health Services Inc.*	5,680
334,100	Manor Care Inc.	21,165
354,600	Sun Healthcare Group Inc.	4,794

		31,639

HOTELS, RESTAURANTS & LEISURE—1.9%
530,428	Texas Roadhouse Inc. Cl. A*	6,296
258,200	WMS Industries Inc.	6,737

		13,033

INTERNET SOFTWARE & SERVICES—6.5%
641,400	CyberSource Corp.*	7,383
2,135,176	SkillSoft plc ADR[1]*	18,170
259,481	Sohu.com Inc. (CHN)*	8,337
509,800	Websense Inc.	10,176

		44,066

IT SERVICES—1.6%
224,000	Global Cash Access Holdings Inc.	3,060
1,066,100	Sapient Corp.*	7,601

		10,661

LIFE SCIENCES TOOLS & SERVICES—1.8%
178,200	Dionex Corp.	12,119

MACHINERY—5.6%
249,802	Actuant Corp. Cl. A*	15,233
253,300	Gehl Co.*	6,479
437,108	RBC Bearings Inc.*	16,702

		38,414

MEDIA—1.1%
601,700	Valassis Communications Inc.	7,142

OIL, GAS & CONSUMABLE FUELS—3.4%
284,400	Foundation Coal Holdings Inc.	9,911
317,350	Quicksilver Resources Inc.*	13,367

		23,278

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—5.5%
848,400	Adolor Corp.	$3,054
881,700	MGI PHARMA Inc.*	22,069
408,800	Santarus Inc.	1,962
662,400	The Medicines Co.*	10,539

		37,624

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
379,500	DiamondRock Hospitality Co.	6,391

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.3%
904,400	AMIS Holdings Inc.	9,324
271,950	ATMI Inc.*	7,881
291,000	FormFactor Inc.*	11,171
1,559,800	PMC-Sierra Inc.*	11,886
267,008	Power Integrations Inc.	7,076
226,200	Tessera Technologies Inc.*	9,304

		56,642

SOFTWARE—10.7%
297,500	Macrovision Corp.*	7,074
648,119	Informatica Corp.*	9,035
454,773	Net 1 UEPS Technologies Inc.	10,382
1,483,300	Nuance Communications Inc.*	24,445
65,900	PROS Holdings Inc.*	824
505,400	Quest Software Inc.*	7,480
435,500	Solera Holdings Inc.*	8,144
186,173	Verint Systems Inc.*	5,632

		73,016

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—1.4%
377,700	Hibbett Sports Inc.	$9,680

TEXTILES, APPAREL & LUXURY GOODS—0.5%
105,200	Lululemon Athletica Inc.*	3,381

TRADING COMPANIES & DISTRIBUTORS—1.7%
508,400	Interline Brands Inc.*	11,678

TOTAL COMMON STOCKS (Cost $538,416)		670,532

SHORT-TERM INVESTMENTS—1.7%
(Cost $11,810)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$11,810	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $12,050)	11,810

TOTAL INVESTMENTS—100.0% (Cost $550,226)		682,342

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(135)

TOTAL NET ASSETS—100.0%		$682,207

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

(CHN)	China.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.9%)

COMMON STOCKS—95.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.7%
14,245	LMI Aerospace Inc.	$316

AIR FREIGHT & LOGISTICS—1.8%
6,000	Atlas Air Worldwide Holdings Inc.	325

AUTO COMPONENTS—3.1%
10,000	Fuel Systems Solutions Inc.	167
14,000	LKQ Corp.*	398

		565

COMMON STOCKS—Continued

Shares		Value (000s)

CAPITAL MARKETS—2.0%
13,000	Penson Worldwide Inc.	$229
9,500	Thomas Weisel Partners Group Inc.	132

		361

COMMERCIAL BANKS—1.9%
8,199	Royal Bancshares of Pennsylvania Inc. Cl. A	152
9,999	Vineyard National Bancorp	207

		359

COMMERCIAL SERVICES & SUPPLIES—6.6%
11,570	Barrett Business Services Inc.*	292
12,200	Cenveo Inc.	256
2,440	CRA International Inc.*	116
11,427	First Advantage Corp. Cl. A	230
10,552	Kforce Inc.*	153
17,505	On Assignment Inc.	176

		1,223

COMMUNICATIONS EQUIPMENT—3.3%
20,000	C-COR Inc.*	269
30,000	Sirenza Microdevices Inc.*	341
400	Starent Networks Corp.*	7

		617

CONSTRUCTION & ENGINEERING—1.5%
11,000	AECOM Technology Corp.*	285

CONSUMER FINANCE—1.7%
9,885	World Acceptance Corp.*	318

DISTRIBUTORS—2.0%
8,000	Keystone Automotive Industries Inc.	374

DIVERSIFIED FINANCIAL SERVICES—2.1%
20,149	Medallion Financial Corp.	231
3,155	Portfolio Recovery Associates Inc.	165

		396

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
27,805	TTM Technologies Inc.	363

ENERGY EQUIPMENT & SERVICES—0.8%
2,600	Lufkin Industries Inc.	154

FOOD & STAPLES RETAILING—3.2%
10,250	Central European Distribution Corp.*	422
4,090	The Andersons Inc.	175

		597

HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
18,500	AngioDynamics Inc.	347
6,500	West Pharmaceutical Services Inc.	301

		648

HEALTH CARE PROVIDERS & SERVICES—5.9%
10,000	Bio-Reference Laboratories Inc.*	256
9,395	inVentiv Health Inc.	333
8,830	Radiation Therapy Services Inc.	249
6,445	VCA Antech Inc.*	254

		1,092

HOTELS, RESTAURANTS & LEISURE—3.4%
10,000	Monarch Casino & Resort Inc.*	283
10,000	Scientific Games Corp. Cl. A*	343

		626

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HOUSEHOLD DURABLES—1.5%
7,700	Jarden Corp.*	$278

INSURANCE—4.5%
10,000	National Interstate Corp.	255
6,705	Navigators Group Inc.*	351
4,695	ProAssurance Corp.*	232

		838

INTERNET SOFTWARE & SERVICES—6.1%
10,135	Imergent Inc.	219
21,370	Interwoven Inc.*	296
10,460	j2 Global Communications Inc.*	341
25,000	TheStreet.com Inc.	278

		1,134

LEISURE EQUIPMENT & PRODUCTS—1.8%
20,000	Callaway Golf Co.	325

LIFE SCIENCES TOOLS & SERVICES—1.6%
8,000	Kendle International Inc.	296

MACHINERY—5.2%
4,000	Actuant Corp. Cl. A*	244
29,705	Flow International Corp.	274
6,260	Gehl Co.*	160
6,000	Hurco Co. Inc.*	280

		958

OIL, GAS & CONSUMABLE FUELS—1.8%
8,010	World Fuel Services Corp.	327

PERSONAL PRODUCTS—0.6%
6,825	Physicians Formula Holdings Inc.	102

PHARMACEUTICALS—3.5%
18,000	Obagi Medical Products Inc.	305
15,000	Sciele Pharma Inc.	348

		653

ROAD & RAIL—2.1%
15,000	Celadon Group Inc.*	226
6,270	Genesee & Wyoming Inc. Cl. A*	161

		387

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.3%
12,818	Diodes Inc.*	341
31,000	ON Semiconductor Corp.*	366

COMMON STOCKS—Continued

Shares		Value (000s)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
15,000	Rudolph Technologies Inc.*	$235
15,000	Silicon Motion Technology Corp. ADR[1]*	274
17,000	Trident Microsystems Inc.	259
17,645	Ultra Clean Holdings Inc.*	248

		1,723

SOFTWARE—2.7%
25,895	Radiant Systems Inc.	360
11,690	Sonic Solutions*	131

		491

SPECIALTY RETAIL—1.9%
10,000	Jos. A. Bank Clothiers Inc.*	345

TEXTILES, APPAREL & LUXURY GOODS—4.2%
7,465	Crocs Inc.*	443
17,000	Iconix Brand Group Inc.	336

		779

TRADING COMPANIES & DISTRIBUTORS—1.8%
12,000	UAP Holding Corp.	326

TOTAL COMMON STOCKS (Cost $16,831)		17,581

SHORT-TERM INVESTMENTS—4.9%
(Cost $906)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$906	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $925)	906

TOTAL INVESTMENTS—100.0% (Cost $17,737)		18,487

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(5)

TOTAL NET ASSETS—100.0%		$18,482

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.6%)

COMMON STOCKS—96.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.4%
33,400	Boeing Co.	$3,455
108,700	General Dynamics Corp.	8,539
77,400	Lockheed Martin Corp.	7,622

		19,616

AIR FREIGHT & LOGISTICS—1.9%
113,700	United Parcel Service Inc. Cl. B	8,609

AIRLINES—1.0%
346,900	Cathay Pacific Airways Ltd. ADR[1]	4,588

AUTO COMPONENTS—0.7%
29,400	Johnson Controls Inc.	3,327

BEVERAGES—1.4%
77,000	Diageo plc ADR[1]	6,289

CAPITAL MARKETS—3.1%
39,700	BlackRock Inc. Cl. A	6,332
192,300	Fortress Investment Group LLC Cl. A	3,648
58,300	Morgan Stanley	3,724

		13,704

CHEMICALS—1.6%
50,300	Dow Chemical Co.	2,187
78,000	Monsanto Co.	5,027

		7,214

COMMERCIAL BANKS—6.6%
71,700	HSBC Holdings plc ADR[1]	6,680
198,800	U.S. Bancorp	5,954
103,200	Wachovia Corp.	4,872
351,800	Wells Fargo & Co.	11,880

		29,386

COMMUNICATIONS EQUIPMENT—0.8%
122,100	Nokia Corp. Sponsored ADR[1]	3,497

COMPUTERS & PERIPHERALS—0.5%
19,800	International Business Machines Corp.	2,191

CONSTRUCTION MATERIALS—1.5%
62,800	Holcim Ltd.—Registered (SWS)	6,736

DIVERSIFIED FINANCIAL SERVICES—5.5%
241,800	Bank of America Corp.	11,466
150,800	Citigroup Inc.	7,023
138,200	JPMorgan Chase & Co.	6,082

		24,571

DIVERSIFIED TELECOMMUNICATION SERVICES—3.4%
187,500	AT&T Inc.	7,343
183,600	Verizon Communications Inc.	7,825

		15,168

ELECTRIC UTILITIES—6.0%
163,300	E.ON AG ADR[1]	8,546
77,500	Edison International	4,099
28,100	Exelon Corp.	1,971
207,300	FPL Group Inc.	11,967

		26,583

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ENERGY EQUIPMENT & SERVICES—3.8%
64,400	Baker Hughes Inc.	$5,091
85,400	GlobalSantaFe Corp.	6,124
59,400	Schlumberger Ltd.	5,626

		16,841

FOOD & STAPLES RETAILING—2.6%
59,600	Costco Wholesale Corp.	3,564
45,900	SUPERVALU Inc.	1,913
173,400	Wal-Mart de Mexico SAB de CV ADR[1]	6,303

		11,780

FOOD PRODUCTS—1.2%
159,700	Archer Daniels Midland Co.	5,366

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
170,300	Medtronic Inc.	8,629

HOTELS, RESTAURANTS & LEISURE—2.3%
39,700	Carnival Corp.	1,759
32,000	Starwood Hotels & Resorts Worldwide Inc. Cl. B	2,015
197,700	Yum! Brands Inc.	6,334

		10,108

HOUSEHOLD PRODUCTS—1.9%
133,500	Procter & Gamble Co.	8,258

INDUSTRIAL CONGLOMERATES—1.4%
159,900	General Electric Co.	6,198

INSURANCE—9.9%
123,100	ACE Ltd.	7,105
249,100	Aflac Inc.	12,983
147,900	Allstate Corp.	7,861
123,100	American International Group Inc.	7,901
286,500	HCC Insurance Holdings Inc.	8,389

		44,239

IT SERVICES—0.8%
82,400	Paychex Inc.	3,410

MACHINERY—0.4%
24,200	PACCAR Inc.	1,980

MEDIA—1.3%
312,200	Time Warner Inc.	6,013

METALS & MINING—0.5%
55,200	Alcoa Inc.	2,109

MULTILINE RETAIL—1.6%
74,600	J.C. Penney Co. Inc.	5,076
43,100	Nordstrom Inc.	2,050

		7,126

OIL, GAS & CONSUMABLE FUELS—8.9%
76,100	Chevron Corp.	6,488
2,190,000	CNOOC Ltd. (HK)	2,628
79,900	ConocoPhillips	6,459
97,300	Devon Energy Corp.	7,259

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
86,500	Exxon Mobil Corp.	$7,364
88,400	Petro-Canada	4,827
38,600	TOTAL SA (FR)	3,078
24,400	Valero Energy Corp.	1,635

		39,738

PHARMACEUTICALS—6.2%
183,100	Abbott Laboratories	9,281
131,000	Johnson & Johnson	7,925
169,100	Pfizer Inc.	3,976
156,800	Teva Pharmaceutical Industries Ltd. ADR[1]	6,589

		27,771

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.6%
29,600	Alexandria Real Estate Equities Inc.	2,549
52,000	British Land Co. plc (UK)	1,313
60,100	Corporate Office Properties Trust	2,265
37,300	ProLogis	2,122
19,300	Public Storage Inc.	1,353
23,700	Simon Property Group Inc.	2,051

		11,653

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
384,800	Hongkong Land Holdings Ltd. (HK)	1,639

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
89,100	Intel Corp.	2,105
114,300	Microchip Technology Inc.	4,150

		6,255

SOFTWARE—1.4%
218,500	Microsoft Corp.	6,334

SPECIALTY RETAIL—1.7%
319,000	Carphone Warehouse Group plc (UK)	2,321
87,800	H&M Hennes & Mauritz Ab Series B (SW)	5,102

		7,423

TEXTILES, APPAREL & LUXURY GOODS—1.5%
117,700	Nike Inc. Cl. B	6,644

THRIFTS & MORTGAGE FINANCE—1.4%
53,700	Countrywide Financial Corp.	1,512
85,800	Federal Home Loan Mortgage Corp.	4,914

		6,426

TOBACCO—0.9%
60,000	Altria Group Inc.	3,988

WIRELESS TELECOMMUNICATION SERVICES—2.0%
73,200	America Movil SAB de C.V. Series L ADR[1]	4,383
77,200	China Mobile (Hong Kong) Ltd. ADR[1]	4,431

		8,814

TOTAL COMMON STOCKS (Cost $418,628)		430,221

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—3.8%
(Cost $17,058)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$17,058	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $17,406)	$17,058

TOTAL INVESTMENTS—100.2% (Cost $435,686)		447,279

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(701)

TOTAL NET ASSETS—100.0%		$446,578

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(FR)	France.

(HK)	Hong Kong.

(UK)	United Kingdom.

(SW)	Sweden.

(SWS)	Switzerland.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 13.0%)

COMMON STOCKS—87.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.3%
4,700	Goodrich Corp.	$295
9,100	L-3 Communications Holdings Inc.[1]	888

		1,183

AIRLINES—0.3%
4,400	Alaska Air Group Inc.[1]*	102
36,300	ExpressJet Holdings Inc.[1]*	190

		292

AUTO COMPONENTS—1.3%
24,000	American Axle & Manufacturing Holdings Inc.[1]	581
6,200	Autoliv Inc. (SW)[1]	347
9,000	Goodyear Tire & Rubber Co.[1]*	258

		1,186

BEVERAGES—2.1%
19,000	Coca-Cola Enterprises Inc.[1]	431
3,500	Molson Coors Brewing Co. Cl. B	311
7,700	PepsiAmericas Inc.	213
31,000	The Pepsi Bottling Group Inc.	1,037

		1,992

BUILDING PRODUCTS—1.4%
24,900	Lennox International Inc.[1]	954
13,300	Masco Corp.[1]	362

		1,316

CAPITAL MARKETS—0.1%
1,100	Bear Stearns Cos. Inc.	133

CHEMICALS—7.6%
12,700	A. Schulman Inc.[1]	295
4,800	Eastman Chemical Co.[1]	330
400	Georgia Gulf Corp.[1]	6
15,900	Lubrizol Corp.	996
30,000	Lyondell Chemical Co.[1]	1,347
28,400	Olin Corp.[1]	593
18,100	PPG Industries Inc.	1,381
13,400	Rohm & Haas Co.[1]	757
37,000	Sensient Technologies Corp.	940
15,100	Valspar Corp.[1]	417

		7,062

COMMERCIAL BANKS—4.5%
27,600	Comerica Inc.[1]	1,454
26,300	Huntington Bancshares Inc.[1]	505
25,400	KeyCorp[1]	881
2,600	Popular Inc.	34
7,181	Regions Financial Corp.[1]	216
16,300	UnionBanCal Corp.	901
7,800	United Bankshares Inc.[1]	217

		4,208

COMMERCIAL SERVICES & SUPPLIES—2.3%
18,000	IKON Office Solutions Inc.[1]	250
29,400	R.R. Donnelley & Sons Co.	1,242
36,200	Steelcase Inc. Cl. A1	630

		2,122

COMPUTERS & PERIPHERALS—2.2%
13,100	Lexmark International Inc. Cl. A1	518
37,000	Seagate Technology[1]	870
30,300	Western Digital Corp.[1]	647

		2,035

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

CONSUMER FINANCE—0.6%
8,552	Advanta Corp. Cl. B1	$220
15,900	AmeriCredit Corp.[1]*	323

		543

DIVERSIFIED FINANCIAL SERVICES—1.8%
22,500	CIT Group Inc.	927
25,900	Financial Federal Corp.[1]	734

		1,661

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
6,500	CenturyTel Inc.[1]	298

ELECTRIC UTILITIES—3.2%
13,400	American Electric Power Company Inc.	583
5,200	Edison International	275
21,200	Pepco Holdings Inc.	574
12,700	Pinnacle West Capital Corp.[1]	476
9,200	Progress Energy Inc.[1]	401
29,700	Westar Energy Inc.[1]	684

		2,993

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
55,300	KEMET Corp.[1]	389
27,700	Sanmina-SCI Corp.[1]*	76
34,100	Solectron Corp.[1]*	128
11,300	Technitrol Inc.[1]	294
23,300	Vishay Intertechnology Inc.[1]*	362

		1,249

ENERGY EQUIPMENT & SERVICES—2.3%
49,600	Patterson-UTI Energy Inc.[1]	1,136
14,800	Tidewater Inc.[1]	1,012

		2,148

FOOD & STAPLES RETAILING—0.7%
8,100	Safeway Inc.*	258
9,400	SUPERVALU Inc.[1]	392

		650

FOOD PRODUCTS—0.9%
28,600	Del Monte Foods Co.	332
3,600	Pilgrim’s Pride Corp.[1]	121
200	Seaboard Corp.[1]	400

		853

GAS UTILITIES—1.8%
21,200	AGL Resources Inc.	799
7,600	Nicor Inc.[1]	300
6,400	ONEOK Inc.[1]	325
8,300	WGL Holdings Inc.[1]	248

		1,672

HEALTH CARE PROVIDERS & SERVICES—0.7%
6,900	CIGNA Corp.[1]	356
3,600	Kindred Healthcare Inc.[1]*	97
3,300	Universal Health Services Inc. Cl. B1	173

		626

HOTELS, RESTAURANTS & LEISURE—1.5%
11,900	Darden Restaurants Inc.[1]	507
38,700	Ruby Tuesday Inc.[1]	861

		1,368

COMMON STOCKS—Continued

Shares		Value (000s)

HOUSEHOLD DURABLES—5.0%
15,500	American Greetings Corp. Cl. A1	$383
5,000	Beazer Homes USA Inc.[1]	70
11,300	Black & Decker Corp.[1]	978
13,700	Blyth Inc.[1]	306
26,400	Ethan Allen Interiors Inc.[1]	902
4,900	Furniture Brands International Inc.[1]	54
44,000	Leggett & Platt Inc.[1]	912
17,900	Tupperware Brands Corp.[1]	466
5,900	Whirlpool Corp.[1]	602

		4,673

INSURANCE—11.2%
5,400	Cincinnati Financial Corp.[1]	212
35,800	Commerce Group Inc.[1]	1,029
14,300	Everest Re Group Ltd.	1,405
29,100	Genworth Financial Inc. Cl. A1	888
17,300	Horace Mann Educators Corp.[1]	308
10,600	LandAmerica Financial Group Inc.[1]	812
6,911	Lincoln National Corp.[1]	417
13,300	MBIA Inc.[1]	746
17,100	Nationwide Financial Services Inc. Cl. A1	973
30,800	Ohio Casualty Corp.	1,337
3,900	Principal Financial Group*	220
5,600	Protective Life Corp.	241
26,500	Safeco Corp.[1]	1,549
5,800	StanCorp Financial Group Inc.	272

		10,409

IT SERVICES—1.1%
18,900	Computer Sciences Corp.*	1,052

LEISURE EQUIPMENT & PRODUCTS—1.4%
6,200	Eastman Kodak Co.[1]	157
20,000	Hasbro Inc.[1]	560
18,600	Mattel Inc.	426
3,200	Polaris Industries Inc.[1]	158

		1,301

MACHINERY—1.9%
4,000	Cummins Inc.	475
13,400	Parker Hannifin Corp.	1,322

		1,797

MEDIA—1.8%
22,700	Belo Corp. Cl. A1	406
11,500	Gannett Inc.	574
32,500	Journal Communications Inc. Cl. A1	344
12,000	Sinclair Broadcast Group Inc. Cl. A1	157
3,721	Tribune Co.[1]	104
10,200	Westwood One Inc.[1]	54

		1,639

METALS & MINING—1.5%
5,600	Nucor Corp.	281
11,500	United States Steel Corp.	1,130

		1,411

MULTI-UTILITIES—5.0%
9,500	Alliant Energy Corp.[1]	351
18,000	CenterPoint Energy Inc.[1]	297
10,500	DTE Energy Co.[1]	487
35,100	Energy East Corp.[1]	888
20,700	NiSource Inc.[1]	395
15,900	NSTAR[1]	500

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MULTI-UTILITIES—Continued
21,600	Puget Energy Inc.[1]	$500
35,300	TECO Energy Inc.	570
31,200	Xcel Energy Inc.[1]	633

		4,621

MULTILINE RETAIL—0.2%
3,000	J.C. Penney Co. Inc.[1]	204

OFFICE ELECTRONICS—0.7%
36,700	Xerox Corp.[1]*	641

OIL, GAS & CONSUMABLE FUELS—3.5%
7,200	Hess Corp.	441
10,100	Overseas Shipholding Group Inc.[1]	784
16,900	Sunoco Inc.[1]	1,127
3,200	Swift Energy Co.[1]*	137
14,800	Tesoro Petroleum Corp.[1]*	737

		3,226

PAPER & FOREST PRODUCTS—1.4%
33,100	International Paper Co.[1]	1,227
700	MeadWestvaco Corp.[1]	23

		1,250

PHARMACEUTICALS—1.9%
47,200	King Pharmaceuticals Inc.	803
37,200	Mylan Laboratories Inc.[1]	596
14,500	Par Pharmaceutical Companies Inc.[1]	344

		1,743

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.0%
10,300	American Home Mortgage Investment Corp.[1]	11
23,300	Anthracite Capital Inc.	219
7,500	Entertainment Properties Trust[1]	334
2,100	First Industrial Realty Trust Inc.[1]	81
10,800	Friedman, Billings, Ramsey Group Inc. Cl. A1	53
9,500	Hospitality Properties Trust	364
51,100	HRPT Properties Trust[1]	478
23,900	Impac Mortgage Holdings Inc.[1]	61
16,800	Newcastle Investment Corp.[1]	303
1,400	Plum Creek Timber Co. Inc.[1]	54
5,000	Potlatch Corp.[1]	219
25,600	RAIT Investment Trust[1]	265
13,600	Sunstone Hotel Investors Inc.[1]	338

		2,780

ROAD & RAIL—0.6%
8,000	CSX Corp.[1]	379
5,300	YRC Worldwide Inc.[1]	170

		549

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
26,000	AMIS Holdings Inc.[1]	268
9,200	Analog Devices Inc.[1]	326
27,100	MKS Instruments Inc.[1]	616
22,200	Novellus Systems Inc.1*	633
108,600	Skyworks Solutions Inc.[1]	860

		2,703

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—1.5%
1,400	Barnes & Noble Inc.[1]	$47
4,300	Borders Group Inc.[1]	70
11,800	Sherwin-Williams Co.[1]	822
7,700	Sonic Automotive Inc. Cl. A1	211
9,900	Stage Stores Inc.[1]	177
949	TravelCenters of America LLC[1]	35

		1,362

TEXTILES, APPAREL & LUXURY GOODS—0.7%
12,900	Jones Apparel Group Inc.	322
5,300	Kellwood Co.[1]	136
5,300	Liz Claiborne Inc.[1]	186
500	V.F. Corp.[1]	43

		687

THRIFTS & MORTGAGE FINANCE—0.8%
3,000	Downey Financial Corp.[1]	160
4,200	IndyMac Bancorp Inc.[1]	92
8,400	MGIC Investment Corp.[1]	325
4,800	Radian Group Inc.	162

		739

TOBACCO—1.1%
1,600	Reynolds American Inc.[1]	98
17,300	Universal Corp.[1]	955

		1,053

TRADING COMPANIES & DISTRIBUTORS—1.6%
6,100	United Rentals Inc.[1]	196
14,400	W.W. Grainger Inc.	1,258

		1,454

TOTAL COMMON STOCKS (Cost $79,687)		80,884

SHORT-TERM INVESTMENTS—28.4%
Principal Amount (000s)
REPURCHASE AGREEMENTS—1.8%
$1,718	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $1,755)	1,718

Shares
SECURITIES LENDING COLLATERAL—26.6%
24,716,584	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 5.280%)	24,717

TOTAL SHORT-TERM INVESTMENTS (Cost $26,435)		26,435

TOTAL INVESTMENTS—115.4% (Cost $106,122)		107,319

CASH AND OTHER ASSETS, LESS LIABILITIES—(15.4)%		(14,388)

TOTAL NET ASSETS—100.0%		$92,931

1	A portion or all of this security was out on loan at July 31, 2007.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.0%)

COMMON STOCKS—97.0%

Shares		Value (000s)

AUTO COMPONENTS—8.7%
3,450	American Axle & Manufacturing Holdings Inc.	$84
1,150	BorgWarner Inc.	99
2,450	Lear Corp.*	82

		265

AUTOMOBILES—2.4%
1,750	Thor Industries Inc.	72

CHEMICALS—2.9%
3,450	Sensient Technologies Corp.	88

COMMERCIAL BANKS—18.0%
3,200	Chittenden Corp.	107
1,225	City National Corp.	87
1,775	Commerce Bancshares Inc.	79
5,350	Popular Inc.	71
1,675	UnionBanCal Corp.	92
18,600	W Holding Co. Inc.	41
2,925	Whitney Holding Corp.	73

		550

COMMERCIAL SERVICES & SUPPLIES—4.9%
1,000	Avery Dennison Corp.	61
2,375	Deluxe Corp.	90

		151

COMPUTERS & PERIPHERALS—1.0%
625	Diebold Inc.	32

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
15,225	Sanmina-SCI Corp.*	$42

FOOD PRODUCTS—5.9%
7,750	Del Monte Foods Co.	90
2,950	Smithfield Foods Inc.	91

		181

HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
1,875	The Cooper Companies Inc.	94

HEALTH CARE PROVIDERS & SERVICES—2.8%
1,525	Quest Diagnostics Inc.	85

HOTELS, RESTAURANTS & LEISURE—2.7%
2,175	Royal Caribbean Cruises Ltd.	84

HOUSEHOLD DURABLES—3.7%
1,000	Black & Decker Corp.	86
1,075	Tupperware Brands Corp.	28

		114

INSURANCE—13.6%
600	AMBAC Financial Group Inc.	40
1,350	First American Corp.	62
1,300	MBIA Inc.	73
4,225	Old Republic International Corp.	78
1,350	Safeco Corp.	79
2,250	Stewart Information Services Corp.	82

		414

MACHINERY—5.3%
6,600	Blount International Inc.*	75
3,025	Briggs & Stratton Corp.	86

		161

MARINE—2.7%
1,500	Alexander & Baldwin Inc.	81

PAPER & FOREST PRODUCTS—2.8%
4,575	Louisiana-Pacific Corp.	85

ROAD & RAIL—2.7%
2,275	Arkansas Best Corp.	82

SPECIALTY RETAIL—5.2%
2,600	Group 1 Automotive Inc.	97
3,225	Rent-A-Center Inc.*	63

		160

TEXTILES, APPAREL & LUXURY GOODS—4.6%
3,600	K-Swiss Inc. Cl. A	80
725	V.F. Corp.	62

		142

TOBACCO—2.6%
1,425	Universal Corp.	79

TOTAL COMMON STOCKS (Cost $3,238)		2,962

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—3.5%
(Cost $108)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$108	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $115)	$108

TOTAL INVESTMENTS—100.5% (Cost $3,346)		3,070

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(16)

TOTAL NET ASSETS—100.0%		$3,054

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.3%)

COMMON STOCKS—95.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—6.6%
686,600	AAR Corp.[1]*	$20,481
1,925,100	Hexcel Corp.[1]*	41,852
701,898	Moog Inc. Cl. A*	30,055
430,200	Teledyne Technologies Inc.*	19,088

		111,476

AUTOMOBILES—0.5%
344,400	Winnebago Industries Inc.[1]	9,292

CAPITAL MARKETS—8.3%
711,666	Calamos Asset Management Inc. Cl. A1	17,578
1,087,973	Eaton Vance Corp.[1]	45,543
1,378,500	Jefferies Group Inc.[1]	36,213
1,386,468	Raymond James Financial Inc.	42,523

		141,857

CHEMICALS—2.6%
705,300	Scotts Miracle-Gro Co. Cl. A1	28,911
529,800	Valspar Corp.[1]	14,617

		43,528

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—2.4%
446,179	Oriental Financial Group Inc.[1]	$3,980
904,600	Pacific Capital Bancorp[1]	18,906
779,800	Sterling Financial Corp.[1]	17,709

		40,595

COMMERCIAL SERVICES & SUPPLIES—3.5%
357,502	Administaff Inc.[1]	11,690
2,300,400	Allied Waste Industries Inc.[1]*	29,606
536,538	School Specialty Inc.[1]*	18,479

		59,775

CONSTRUCTION & ENGINEERING—2.1%
717,400	URS Corp.[1]*	35,339

CONSTRUCTION MATERIALS—1.0%
1,027,761	Headwaters Inc.[1]*	16,578

CONSUMER FINANCE—2.1%
571,262	Cash America International Inc.	20,920
79,500	Student Loan Corp.[1]	14,786

		35,706

DIVERSIFIED FINANCIAL SERVICES—0.3%
337,300	Asset Acceptance Capital Corp.[1]*	4,682

ELECTRONIC EQUIPMENT & INSTRUMENTS—8.9%
849,200	Benchmark Electronics Inc.*	18,852
1,200,402	Checkpoint Systems Inc.[1]*	27,693
1,296,918	FLIR Systems Inc.[1]*	56,611
492,411	Itron Inc.[1]	39,112
3,290,600	Sanmina-SCI Corp.[1]*	9,049

		151,317

GAS UTILITIES—1.9%
633,700	ONEOK Inc.[1]	32,160

HEALTH CARE PROVIDERS & SERVICES—6.2%
931,900	AMERIGROUP Corp.[1]*	25,795
703,800	Centene Corp.[1]*	15,209
689,462	Healthways Inc.[1]*	30,130
845,400	Sunrise Senior Living Inc.[1]*	33,613

		104,747

HOTELS, RESTAURANTS & LEISURE—2.9%
897,298	Brinker International Inc.	24,173
1,192,491	Sonic Corp.[1]*	24,637

		48,810

HOUSEHOLD DURABLES—4.5%
1,052,396	Hovnanian Enterprises Inc. Cl. A1*	13,934
692,500	Meritage Homes Corp.[1]*	13,504
614,000	Snap-on Inc.	32,130
1,151,660	Standard Pacific Corp.[1]	17,056

		76,624

INSURANCE—7.6%
803,697	Delphi Financial Group Inc.	32,285
1,031,699	Philadelphia Consolidated Holding Corp.[1]*	37,286
556,100	Protective Life Corp.	23,923
716,600	State Auto Financial Corp.[1]	18,531
485,800	United Fire & Casualty Co.[1]	16,721

		128,746

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—3.8%
1,033,900	Global Payments Inc.[1]	$38,668
984,800	MoneyGram International Inc.	25,201

		63,869

LIFE SCIENCES TOOLS & SERVICES—5.7%
741,300	Covance Inc.*	52,314
1,316,186	Pharmaceutical Product Development Inc.[1]	44,092

		96,406

MACHINERY—9.3%
669,800	Bucyrus International Inc. Cl. A1	42,572
787,800	Harsco Corp.	41,486
754,750	Joy Global Inc.[1]	37,353
1,115,400	Timken Co.[1]	37,254

		158,665

MULTI-UTILITIES—1.5%
965,500	PNM Resources Inc.[1]	24,939

OIL, GAS & CONSUMABLE FUELS—5.8%
1,759,100	Cabot Oil & Gas Corp.[1]	60,161
548,700	Swift Energy Co.[1]*	23,451
643,500	W&T Offshore Inc.[1]	15,071

		98,683

PHARMACEUTICALS—1.1%
362,150	Barr Pharmaceuticals Inc.[1]*	18,549

SPECIALTY RETAIL—1.9%
916,600	Aaron Rents Inc. Cl. B1	21,192
1,098,663	Stein Mart Inc.[1]	11,821

		33,013

TEXTILES, APPAREL & LUXURY GOODS—2.4%
778,300	Phillips-Van Heusen Corp.	40,518

COMMON STOCKS—Continued

Shares		Value (000s)

THRIFTS & MORTGAGE FINANCE—1.6%
1,184,750	Astoria Financial Corp.[1]	$27,901

TRADING COMPANIES & DISTRIBUTORS—1.2%
404,184	Watsco Inc.[1]	20,173

TOTAL COMMON STOCKS (Cost $1,383,093)		1,623,948

SHORT-TERM INVESTMENTS—29.0%
Principal Amount (000s)
REPURCHASE AGREEMENTS
$14,195	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $14,486)	14,195

Shares
SECURITIES LENDING COLLATERAL
477,480,053	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 5.280%)	477,480

TOTAL SHORT-TERM INVESTMENTS (Cost $491,675)		491,675

TOTAL INVESTMENTS—124.7% (Cost $1,874,768)		2,115,623

CASH AND OTHER ASSETS, LESS LIABILITIES—(24.7)%		(419,546)

TOTAL NET ASSETS—100.0%		$1,696,077

1	A portion or all of this security was out on loan at July 31, 2007.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.1%)

COMMON STOCKS—90.1%

Shares		Value (000s)

AIRLINES—4.6%
3,242,300	Air France-KLM SA (FR)	$145,938
34,196,000	All Nippon Airways Co. Ltd. (JP)	129,113
106,539,000	Cathay Pacific Airways Ltd. (HK)	278,287
9,556,737	Deutsche Lufthansa AG—Registered (GER)	268,155
81,563,000	Japan Airlines Corp. (JP)*	158,833
7,730,000	Singapore Airlines Ltd. (SGP)	97,676

		1,078,002

AUTO COMPONENTS—3.0%
2,035,893	Continental AG (GER)	293,367
3,016,114	Michelin (CGDE) Cl. B (FR)	398,215

		691,582

AUTOMOBILES—1.2%
750,300	Peugeot SA (FR)	63,126
3,687,200	Toyota Motor Corp. (JP)	224,155

		287,281

BEVERAGES—1.5%
17,406,424	Diageo plc (UK)	355,543

BUILDING PRODUCTS—3.6%
16,490,000	Asahi Glass Co. Ltd. (JP)	220,781
12,026,600	ASSA ABLOY Ab Series B (SW)	259,762
3,160,824	Compagnie de Saint-Gobain (FR)	348,821

		829,364

COMMON STOCKS—Continued

Shares		Value (000s)

CAPITAL MARKETS—2.5%
16,178,000	Nomura Holdings Inc. (JP)	$307,080
4,984,326	UBS AG (SWS)	275,938

		583,018

CHEMICALS—2.2%
4,247,628	Linde AG (GER)	503,484

COMMERCIAL BANKS—11.7%
17,752,540	Banco Santander Central Hispano SA—Registered (SP)	338,091
26,849,000	Bank of Yokohama Ltd. (JP)	186,705
1,360,000	BNP Paribas (FR)	149,498
7,683,268	Commerzbank AG (GER)	330,530
20,715,000	DBS Group Holdings Ltd. (SGP)	309,833
4,071,230	Erste Bank der oesterreichischen Sparkassen AG (AUT)	306,293
48,100,000	Malayan Banking Berhad (MAL)	169,323
20,460	Mitsubishi UFJ Financial Group Inc. (JP)	218,346
9,777,559	Standard Chartered plc (UK)	319,709
21,267,000	Sumitomo Trust and Banking Co. Ltd. (JP)	179,551
16,316,127	United Overseas Bank Ltd. (SGP)	238,619

		2,746,498

COMMUNICATIONS EQUIPMENT—1.6%
484,360	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]	18,120
97,215,218	Ericsson (LM) Tel Ab Series B (SW)	363,983

		382,103

CONSTRUCTION MATERIALS—1.6%
3,419,108	Holcim Ltd.—Registered (SWS)	362,204

CONSUMER FINANCE—1.1%
1,053,650	ORIX Corp. (JP)	252,893

DIVERSIFIED FINANCIAL SERVICES—2.8%
6,397,007	ING Groep NV (NET)	270,045
14,400,400	Investor Ab Cl. B (SW)	372,480

		642,525

ELECTRICAL EQUIPMENT—5.0%
31,554,500	ABB Ltd. (SWS)	758,846
2,980,959	Schneider Electric SA (FR)	397,754

		1,156,600

FOOD PRODUCTS—2.6%
22,549,587	Cadbury Schweppes plc (UK)	279,505
823,660	Nestle SA—Registered (SWS)	316,432

		595,937

HOTELS, RESTAURANTS & LEISURE—3.5%
4,491,978	Accor SA (FR)	382,588
132,000,000	Genting Berhad (MAL)	301,130
111,000,000	Resorts World Berhad (MAL)	132,356

		816,074

HOUSEHOLD DURABLES—0.9%
3,718,400	Sony Corp. (JP)	198,528

INDUSTRIAL CONGLOMERATES—0.6%
50,500,000	Sime Darby Berhad (MAL)	147,055

INSURANCE—6.5%
1,637,120	Allianz AG—Registered (GER)	348,123
8,219,571	AXA (FR)	320,766
91,123,000	China Life Insurance Co. Ltd. (CHN)	393,627

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

INSURANCE—Continued
1,557,000	Munchener Ruckversicherungs-Gesellschaft AG (Munich Re)—Registered (GER)	$268,156
20,000,000	Ping An Insurance Company of China Ltd. (CHN)	170,512

		1,501,184

MACHINERY—2.3%
10,454,800	Atlas Copco Ab (SW)	179,899
3,247,400	Fanuc Ltd. (JP)	351,508

		531,407

MARINE—1.2%
20,500	A.P. Moller Maersk A/S Series B (DEN)	270,347

MEDIA—0.8%
6,212,450	JCDecaux SA (FR)	192,837

METALS & MINING—6.2%
1,998,634	Anglo American plc (UK)	116,037
8,804,140	Anglo American plc ADR (UK)[1]	258,226
2,373,700	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	100,075
20,354,508	BHP Billiton (AUS)	597,208
4,983,639	Rio Tinto plc—Registered (UK)	359,549

		1,431,095

OFFICE ELECTRONICS—1.3%
5,833,600	Canon Inc. (JP)	308,331

OIL, GAS & CONSUMABLE FUELS—8.7%
18,645,817	BG Group plc (UK)	303,300
23,433,602	BP plc (UK)	271,464
405,656,000	China Petroleum & Chemical Corp (Sinopec Corp.) (CHN)	429,921
8,195,363	Eni SpA (IT)	286,809
1,000,000	Neste Oil Corp. (FIN)	35,777
1,234,587	Royal Dutch Shell plc Cl. A (UK)	48,079
1,203,135	Royal Dutch Shell plc Cl. A (NET)	46,722
2,377,600	Royal Dutch Shell plc Cl. A ADR (NET)[1]	184,478
4,719,000	Statoil ASA (NOR)	139,466
3,538,426	TOTAL SA (FR)	278,656

		2,024,672

PAPER & FOREST PRODUCTS—1.1%
3,920,000	Aracruz Celulose SA ADR (BR)[1]	247,823
219,630	Mondi Ltd. (S. AFR)	1,891
549,075	Mondi plc (UK)	4,815

		254,529

PERSONAL PRODUCTS—2.2%
2,080,462	L’Oreal SA (FR)	237,453
12,618,000	Shiseido Co. Ltd. (JP)	269,084

		506,537

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—4.3%
4,913,522	Novartis AG—Registered (SWS)	$265,034
4,250,750	Novo Nordisk A/S Series B (DEN)	445,989
1,638,510	Roche Holding Ltd. (SWS)	290,190

		1,001,213

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
12,700,000	Cheung Kong Holdings Ltd. (HK)	178,210

TEXTILES, APPAREL & LUXURY GOODS—1.5%
5,705,673	Compagnie Financiere Richemont AG Cl. A (SWS)	357,595
10,835,055	Nova America SA (BR)	—	[a]

		357,595

THRIFTS & MORTGAGE FINANCE—0.5%
2,260,000	Housing Development Finance Corp. (IND)	111,015

TOBACCO—0.9%
6,446,118	British American Tobacco plc (UK)	208,311

TRANSPORTATION INFRASTRUCTURE—0.5%
1,641,975	Fraport AG Frankfurt Airport Services Worldwide (GER)	111,659

WIRELESS TELECOMMUNICATION SERVICES—1.3%
25,014,000	China Mobile (Hong Kong) Ltd. (HK)	287,891
45,069	China Mobile (Hong Kong) Ltd. ADR (HK)[1]	2,586

		290,477

TOTAL COMMON STOCKS (Cost $11,742,472)		20,908,110

PREFERRED STOCKS—7.8%
COMMERCIAL BANKS—2.7%
17,389,536	Banco Bradesco SA (BR)	452,444
4,190,000	Banco Itau Holding Financeira SA ADR (BR)[1]	191,650

		644,094

METALS & MINING—2.1%
11,448,000	Companhia Vale do Rio Doce Cl. A (BR)	481,432

OIL, GAS & CONSUMABLE FUELS—2.5%
21,017,900	Petroleo Brasileiro SA—PETROBRAS (BR)	588,251

PAPER & FOREST PRODUCTS—0.5%
7,500,000	Companhia Suzano de Papel e Celulose (BR)	106,688

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[a]

TOTAL PREFERRED STOCKS (Cost $500,354)		1,820,465

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—2.1%
Principal Amount (000s)		Value (000s)

COMMERCIAL PAPER
$40,700	American Express Credit Corp. Yrs. 1&2 5.200%—08/02/2007	$40,700
44,631	5.240%—08/01/2007	44,631

		85,331

56,587	Citigroup Funding Inc. 5.240%—08/02/2007-08/06/2007	56,587
85,250	5.285%—08/07/2007-08/08/2007	85,250

		141,837

47,665	General Electric Capital Corp. 5.240%—08/03/2007	47,665
34,987	5.250%—08/01/2007	34,987
38,179	5.260%—08/06/2007	38,179

		120,831

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL PAPER—Continued
$47,665	Prudential Funding Corp. 5.230%—08/02/2007	$47,665
38,179	5.260%—08/03/2007	38,179
49,810	5.270%—08/07/2007	49,810

		135,654

TOTAL SHORT-TERM INVESTMENTS (Cost $483,653)		483,653

TOTAL INVESTMENTS—100.0% (Cost $12,726,479)		23,212,228

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		4,343

TOTAL NET ASSETS—100.0%		$23,216,571

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

a	Fair valued at zero by management.

The accompanying notes are an integral part of the portfolio of investments.

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments 4.6%)

COMMON STOCKS—95.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—0.5%
63,573	MTU Aero Engines Holding AG—Registered (GER)	$4,291

AIRLINES—0.4%
134,632	Gol Linhas Aereas Inteligentes SA ADR (BR)	3,355

AUTO COMPONENTS—4.1%
227,600	Continental AG (GER)	32,797

AUTOMOBILES—2.7%
102,193	DaimlerChrysler AG—Registered (GER)	9,256
206,500	Toyota Motor Corp. (JP)	12,554

		21,810

BEVERAGES—1.2%
148,565	Heineken NV (NET)	9,415

BIOTECHNOLOGY—2.2%
180,627	Actelion Ltd.—Registered (SWS)*	9,628
105,470	CSL Ltd. (AUS)	7,902

		17,530

BUILDING PRODUCTS—2.5%
107,033	Compagnie de Saint-Gobain (FR)	11,812
212,377	Daikin Industries Ltd. (JP)	8,297

		20,109

CAPITAL MARKETS—2.8%
214,563	Macquarie Bank Ltd. (AUS)	14,811
670,764	Man Group plc (UK)	7,628

		22,439

CHEMICALS—4.3%
110,082	Johnson Matthey plc (UK)	3,775
42,518	Linde AG (GER)	5,040
136,445	Lonza Group Ltd.—Registered (SWS)	12,852

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—Continued
61,915	Potash Corporation of Saskatchewan Inc. (CAN)	$4,999
42,500	Syngenta AG—Registered (SWS)	8,019

		34,685

COMMERCIAL BANKS—8.2%
105,178	Erste Bank der oesterreichischen Sparkassen AG (AUT)	7,913
267,541	ICICI Bank Ltd. ADR (IND)[1]	11,858
1,039,000	Mitsui Trust Holdings Inc. (JP)	9,184
1,209	Mizuho Financial Group Inc. (JP)	8,515
252,256	Unibanco Holdings SA GDR (BR)[2]	29,423

		66,893

COMMUNICATIONS EQUIPMENT—3.0%
110,919	Research In Motion Ltd. (CAN)*	23,737

COMPUTERS & PERIPHERALS—0.3%
324,000	Fujitsu Ltd. (JP)	2,139

CONSTRUCTION MATERIALS—3.4%
255,413	Holcim Ltd.—Registered (SWS)	27,057

ELECTRIC UTILITIES—2.0%
159,097	Electricite de France (FR)	16,115

ELECTRICAL EQUIPMENT—2.3%
586,865	ABB Ltd. (SWS)	14,113
24,500	ALSTOM (FR)	4,406

		18,519

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
247,000	Nippon Electric Glass Co. Ltd. (JP)	3,851

ENERGY EQUIPMENT & SERVICES—3.2%
15,436	Cie Generale de Geophysique-Veritas (FR)	3,898
228,160	Schlumberger Ltd. (US)	21,611

		25,509

FOOD & STAPLES RETAILING—5.1%
178,273	Shoppers Drug Mart Corp. (CAN)	8,733
3,927,142	Tesco plc (UK)	32,256

		40,989

FOOD PRODUCTS—1.5%
31,931	Nestle SA—Registered (SWS)	12,267

HOTELS, RESTAURANTS & LEISURE—5.7%
174,383	Accor SA (FR)	14,852
138,913	Las Vegas Sands Corp. (US)*	12,120
844,632	Melco PBL Entertainment Ltd. ADR (HK)[1]	11,200
3,084,000	Shangri-La Asia Ltd. (HK)	7,287

		45,459

HOUSEHOLD DURABLES—0.8%
423,463	Gafisa SA (BR)	6,743

HOUSEHOLD PRODUCTS—1.5%
219,440	Reckitt Benckiser plc (UK)	11,741

INSURANCE—1.0%
205,416	AXA (FR)	8,016

IT SERVICES—0.3%
140,400	Redecard SA (BR)	2,408

MARINE—0.5%
40,348	Kuehne & Nagel International AG—Registered (SWS)	3,947

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MEDIA—6.6%
1,783,810	British Sky Broadcasting Group plc (UK)	$23,989
660,708	Grupo Televisa SA de CV ADR (MEX)[1]	16,683
387,061	JCDecaux SA (FR)*	12,014

		52,686

METALS & MINING—2.5%
62,284	ArcelorMittal (NET)	3,808
6,820	POSCO (S. KOR)	3,944
174,326	Rio Tinto plc—Registered (UK)	12,577

		20,329

MULTI-UTILITIES—2.4%
255,060	Veolia Environnement SA (FR)	18,951

OIL, GAS & CONSUMABLE FUELS—4.0%
10,176,300	CNOOC Ltd. (HK)	12,122
309,351	Petroleo Brasileiro SA— PETROBRAS ADR (BR)[1]	20,077

		32,199

PERSONAL PRODUCTS—0.5%
61,102	Beiersdorf AG (GER)	4,248

PHARMACEUTICALS—2.5%
459,100	Chugai Pharmaceutical Co. Ltd. (JP)	7,921
68,187	Roche Holding Ltd. (SWS)	12,076

		19,997

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
2,505,000	CapitaLand Ltd. (SGP)	12,134
627,300	JHSF Participacoes SA (BR)	3,814

		15,948

ROAD & RAIL—1.0%
284,627	All America Latina Logistica SA (BR)	3,869
73,147	Canadian National Railway Co. (CAN)	3,813

		7,682

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
5,830	Samsung Electronics Co. Ltd. (S. KOR)	3,849

SOFTWARE—1.6%
116,200	Amdocs Ltd. (US)*	4,205
18,300	Nintendo Co. Ltd. (JP)	8,823

		13,028

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—2.9%
1,012,500	Esprit Holdings Ltd. (HK)	$13,531
101,200	Yamada Denki Co. Ltd. (JP)	10,056

		23,587

THRIFTS & MORTGAGE FINANCE—1.0%
502,769	Northern Rock plc (UK)	8,231

TRADING COMPANIES & DISTRIBUTORS—1.7%
1,448,000	Marubeni Corp. (JP)	13,885

TRANSPORTATION INFRASTRUCTURE—1.4%
1,594,000	China Merchants Holdings Co. Ltd. (HK)	7,768
1,378,738	Macquarie Infrastructure Group (AUS)	3,807

		11,575

WIRELESS TELECOMMUNICATION SERVICES—4.8%
166,036	America Movil SAB de C.V. Series L ADR (MEX)[1]	9,942
2,512,000	China Mobile (Hong Kong) Ltd. (HK)	28,911

		38,853

TOTAL COMMON STOCKS (Cost $681,903)		766,869

SHORT-TERM INVESTMENTS—4.3%
(Cost $34,719)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$34,719	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $35,421)	34,719

TOTAL INVESTMENTS—99.7% (Cost $716,622)		801,588

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		2,169

TOTAL NET ASSETS—100.0%		$803,757

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.5%)

COMMON STOCKS—96.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.6%
85,950	Finmeccanica SpA (IT)	$2,580
32,100	Thales Group (FR)	1,836

		4,416

AUTO COMPONENTS—1.5%
18,025	Magna International Inc. Cl. A (CAN)	1,581
21,300	Sumitomo Rubber Industries Inc. (JP)	254

		1,835

AUTOMOBILES—1.0%
13,975	Hyundai Motor Co. (S. KOR)	1,226

BIOTECHNOLOGY—2.0%
46,250	Amgen Inc. (US)*	2,485

CHEMICALS—1.4%
111,125	Clariant Ltd.—Registered (SWS)	1,723

COMMERCIAL BANKS—14.3%
43,766	Credit Agricole SA (FR)	1,672
108,400	DnB NOR ASA (NOR)	1,428
150,428	HSBC Holdings plc (UK)	2,787
21,591	Kookmin Bank (S. KOR)	1,884
394	Mitsubishi UFJ Financial Group Inc. (JP)	4,205
271,530	Royal Bank of Scotland Group plc (UK)	3,233
285	Sumitomo Mitsui Financial Group Inc. (JP)	2,576

		17,785

COMMERCIAL SERVICES & SUPPLIES—2.3%
931,025	Rentokil Initial plc (UK)	2,915

COMMUNICATIONS EQUIPMENT—3.0%
304,575	Alcatel-Lucent (FR)	3,554
16,338	Alcatel-Lucent ADR (FR)[1]	189

		3,743

COMMON STOCKS—Continued

Shares		Value (000s)

CONSUMER FINANCE—3.8%
35,650	Capital One Financial Corp. (USA)	$2,523
69,520	Takefuji Corp. (JP)	2,164

		4,687

CONTAINERS & PACKAGING—2.2%
474,500	Amcor Ltd. (AUS)	2,762

DIVERSIFIED FINANCIAL SERVICES—6.1%
28,900	Bank of America Corp. (US)	1,371
79,515	Citigroup Inc. (US)	3,703
57,805	ING Groep NV (NET)	2,440

		7,514

ELECTRIC UTILITIES—2.5%
38,700	Korea Electric Power Corp. (S. KOR)	1,856
41,950	Public Power Corporation SA (GRC)	1,249

		3,105

ELECTRICAL EQUIPMENT—2.8%
6,431,500	Johnson Electric Holdings Ltd. (HK)	3,413

FOOD & STAPLES RETAILING—3.3%
90,400	Wal-Mart Stores Inc. (US)	4,154

FOOD PRODUCTS—1.9%
36,350	Kerry Group plc (IE)	964
45,475	Unilever NV (NET)	1,374

		2,338

HOTELS, RESTAURANTS & LEISURE—1.5%
272,825	Compass Group plc (UK)	1,841

HOUSEHOLD DURABLES—4.8%
61,225	Koninklijke Philips Electronics NV (NET)	2,475
34,475	Whirlpool Corp. (US)	3,520

		5,995

INSURANCE—7.8%
127,420	AEGON NV (NET)	2,307
84,025	Aviva plc (UK)	1,168
123,675	Progressive Corp. (USA)	2,595
47,950	RenaissanceRe Holdings Ltd. (BM)	2,757
14,550	Torchmark Corp. (US)	895

		9,722

MEDIA—3.0%
39,300	British Sky Broadcasting Group plc (UK)	528
75,050	Vivendi SA (FR)	3,188

		3,716

OFFICE ELECTRONICS—3.7%
151,900	Brother Industries Ltd. (JP)	2,186
113,000	Ricoh Co. Ltd. (JP)	2,450

		4,636

PHARMACEUTICALS—8.3%
66,025	Bristol-Myers Squibb Co. (US)	1,876
105,575	GlaxoSmithKline plc (UK)	2,672
36,075	Johnson & Johnson (US)	2,182
149,850	Pfizer Inc. (US)	3,523

		10,253

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—4.4%
55,700	CA Inc. (US)	$1,397
97,450	Microsoft Corp. (US)	2,825
63,500	Oracle Corp. (US)	1,214

		5,436

SPECIALTY RETAIL—3.2%
67,000	Home Depot Inc. (US)	2,490
5,250	TJX Cos. Inc. (US)	146
20,760	USS Co. Ltd. (JP)	1,386

		4,022

THRIFTS & MORTGAGE FINANCE—8.1%
62,550	Countrywide Financial Corp. (US)	1,762
76,270	Federal Home Loan Mortgage Corp. (US)	4,368
65,785	Federal National Mortgage Association (US)	3,937

		10,067

TOTAL COMMON STOCKS (Cost $122,231)		119,789

SHORT-TERM INVESTMENTS—4.7%
(Cost $5,829)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$5,829	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $5,950)	$5,829

TOTAL INVESTMENTS—101.2% (Cost $128,060)		125,618

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2)%		(1,529)

TOTAL NET ASSETS—100.0%		$124,089

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2007 (Unaudited)

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded on the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the Funds which may invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international and global Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. See Portfolio of Investments for open futures contracts held as of July 31, 2007.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

Short Sales

Each Fund, except Harbor International Fund and Harbor International Growth Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Securities Lending

Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on each Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at July 31, 2007, by Fund, are as follows:

Fund	Market Value of Securities on Loan	Collateral for Securities on Loan
Harbor Capital Appreciation Fund	$372,511	$386,355
Harbor Mid Cap Growth Fund	74,361	76,874
Harbor Mid Cap Value Fund	23,541	24,717
Harbor Small Cap Value Fund	461,594	477,480

NOTE 2—TAX INFORMATION

The Identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2007 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund*	$7,475,730	$1,761,406	$(124,662)	$1,636,744
Harbor Mid Cap Growth Fund	312,294	36,920	(5,253)	31,667
Harbor Small Cap Growth Fund*	550,226	157,640	(25,524)	132,116
Harbor Small Company Growth Fund*	17,737	1,613	(863)	750
Harbor Large Cap Value Fund	435,686	29,669	(18,076)	11,593
Harbor Mid Cap Value Fund	106,122	7,470	(6,273)	1,197
Harbor SMID Value Fund	3,346	39	(315)	(276)
Harbor Small Cap Value Fund	1,874,768	408,782	(167,927)	240,855
HARBOR INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	12,726,479	10,531,758	(46,009)	10,485,749
Harbor International Growth Fund*	716,622	102,953	(17,987)	84,966
Harbor Global Value Fund	128,060	3,902	(6,344)	(2,442)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer & Secretary

Brian L. Collins

Vice President

Mark W. Karchner

Treasurer

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

Quarterly Schedule of

Portfolio Holdings

July 31, 2007

Fixed Income Funds

Harbor High-Yield Bond Fund

Harbor Bond Fund

Harbor Real Return Fund

Harbor Short Duration Fund

Harbor Money Market Fund

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 4.5%)

COMMON STOCKS—0.7%

Shares		Value (000s)

HOTELS, RESTAURANTS & LEISURE—0.6%
8,000	Isle of Capri Casinos Inc.	$172
10,000	MTR Gaming Group Inc.	127

		299

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—0.1%
5,000	Compton Petroleum Corp. (CAN)	$70

TOTAL COMMON STOCKS (Cost $419)		369

CORPORATE BONDS & NOTES—94.8%
Principal Amount (000s)
AEROSPACE & DEFENSE—1.0%
	Alion Science & Technology Corp.
$300	10.250%—02/01/2015	289
	K&F Acquisition Inc.
100	7.750%—11/15/2014	108
	TransDigm Inc.
150	7.750%—07/15/2014[1]	148

		545

AUTO COMPONENTS—2.0%
	American Axle & Manufacturing Inc.
400	7.875%—03/01/2017	362
	Goodyear Tire & Rubber Co.
150	7.857%—08/15/2011	149
98	8.625%—12/01/2011[1]	100

		249

	Lear Corp. Series B
150	8.750%—12/01/2016	140
	United Components Inc.
350	9.375%—06/15/2013	357

		1,108

AUTOMOBILES—1.1%
	General Motors Corp.
450	7.125%—07/15/2013	383
100	7.700%—04/15/2016	86
150	8.250%—07/15/2023	123

		592

BEVERAGES—0.4%
	Constellation Brands Inc.
250	7.250%—05/15/2017[1]	235

BUILDING PRODUCTS—0.8%
	Goodman Global Holding Co. Inc. Series B
179	8.360%—06/15/2012[2]	178
	Interface Inc.
125	10.375%—02/01/2010	130
	Norcraft Cos. LP
125	9.000%—11/01/2011	126

		434

CHEMICALS—3.3%
	Hexion Specialty Chemicals Inc.
50	9.750%—11/15/2014	54
100	9.860%—11/15/2014[2]	103

		157

	Ineos Group Holdings plc
150	8.500%—02/15/2016[1]	138

2

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

CHEMICALS—Continued
	Lyondell Chemical Co.
$150	8.000%—09/15/2014	$161
150	8.250%—09/15/2016	165

		326

	Momentive Performance Materials Inc.
100	9.750%—12/01/2014[1]	97
	Nalco Co.
200	8.875%—11/15/2013	198
	PolyOne Corp.
100	8.875%—05/01/2012	101
	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	97
	Tronox Worldwide LLC
700	9.500%—12/01/2012	696

		1,810

COMMERCIAL SERVICES & SUPPLIES—6.6%
	Aramark Corp.
350	8.500%—02/01/2015[1]	332
	Ashtead Capital Inc.
150	9.000%—08/15/2016[1]	152
	Cardtronics Inc.
100	9.250%—08/15/2013	97
	Casella Waste Systems Inc.
150	9.750%—02/01/2013	152
	Corrections Corp. of America
100	7.500%—05/01/2011	101
	Deluxe Corp.
250	7.375%—06/01/2015[1]	245
	FTI Consulting Inc.
250	7.750%—10/01/2016	246
	Iron Mountain Inc.
350	7.750%—01/15/2015	326
	KAR Holdings Inc.
250	10.000%—05/01/2015[1]	221
	Mac-Gray Corp.
300	7.625%—08/15/2015	294
	Neff Corp.
500	10.000%—06/01/2015[1]	462
	Norcross Safety Products LLC Series B
150	9.875%—08/15/2011	157
	Rental Services Corp.
400	9.500%—12/01/2014[1]	392
	United Rentals North America Inc.
200	7.750%—11/15/2013	206
	Waste Connections Inc.
100	3.750%—04/01/2026[3]	112
	Waste Services Inc.
100	9.500%—04/15/2014	102

		3,597

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

COMMUNICATIONS EQUIPMENT—0.8%
	Lucent Technologies Inc.
$350	6.450%—03/15/2029	$301
	MasTec Inc.
150	7.625%—02/01/2017	149

		450

CONSUMER FINANCE—1.3%
	Ford Motor Credit Co.
250	8.000%—12/15/2016	231
150	9.810%—04/15/2012[2]	155

		386

	General Motors Acceptance Corp.
350	6.750%—12/01/2014	315

		701

CONTAINERS & PACKAGING—1.2%
	BWAY Corp.
150	10.000%—10/15/2010	155
	Crown Americas LLC
100	7.625%—11/15/2013	99
	Graham Packaging Co. Inc.
150	8.500%—10/15/2012	141
	Smurfit-Stone Container Enterprises Inc.
100	8.000%—03/15/2017	94
150	8.375%—07/01/2012	141

		235

		630

DISTRIBUTORS—0.4%
	Wesco Distribution Inc.
250	7.500%—10/15/2017	239

DIVERSIFIED CONSUMER SERVICES—2.0%
	Avis Budget Car Rental LLC
250	7.860%—05/15/2014[2]	241
	Education Management LLC
200	10.250%—06/01/2016	200
	Hertz Corp.
250	8.875%—01/01/2014	251
	Service Corp. International
100	7.375%—10/01/2014	98
250	7.500%—04/01/2027[1]	224
100	7.625%—10/01/2018	96

		418

		1,110

DIVERSIFIED TELECOMMUNICATION SERVICES—7.6%
	Cincinnati Bell Inc.
500	8.375%—01/15/2014	477
	Cincinnati Bell Tele Co.
150	6.300%—12/01/2028	130
	Citizens Communications Co.
350	7.875%—01/15/2027	310
	Hawaiian Telcom Communications Inc. Cl. B
500	10.860%—05/01/2013[2]	492
	Level 3 Financing Inc.
250	8.750%—02/15/2017[1]	231
	Nordic Telephone Co. Holdings ApS
300	8.875%—05/01/2016[1]	299

3

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	PAETEC Holding Corp.
$400	9.500%—07/15/2015[1]	$384
	Qwest Corp.
100	7.500%—10/01/2014	99
50	8.610%—06/15/2013[2]	52

		151

	Syniverse Technologies Inc. Series B
350	7.750%—08/15/2013	324
	Telenet Group Holding NV
250	0.000%—06/15/2014[1,4]	241
	Virgin Media Finance plc (NTL Cable)
300	9.125%—08/15/2016	304
	West Corp.
150	9.500%—10/15/2014	147
100	11.000%—10/15/2016	100

		247

	Windstream Corp.
350	7.000%—03/15/2019	317
250	8.625%—08/01/2016	254

		571

		4,161

ELECTRIC UTILITIES—1.2%
	Edison Mission Energy
150	7.200%—05/15/2019[1]	135
600	7.625%—05/15/2027[1]	526

		661

ELECTRICAL EQUIPMENT—0.5%
	Baldor Electric Co.
250	8.625%—02/15/2017	258

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
	Celestica Inc.
250	7.625%—07/01/2013	226
100	7.875%—07/01/2011	94

		320

	NXP BV
250	9.500%—10/15/2015	218

		538

ENERGY EQUIPMENT & SERVICES—3.6%
	Bristow Group Inc.
500	7.500%—09/15/2017[1]	497
	CHC Helicopter Corp.
200	7.375%—05/01/2014	187
	Complete Production Services Inc.
300	8.000%—12/15/2016	290
	Gulfmark Offshore Inc.
200	7.750%—07/15/2014	197
	Hanover Compressor Co.
500	7.500%—04/15/2013	545
	Universal Compression Inc.
250	7.250%—05/15/2010	259

		1,975

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

FOOD & STAPLES RETAILING—1.5%
	Rite Aid Corp.
$100	7.500%—03/01/2017	$92
100	8.125%—05/01/2010	100
300	8.625%—03/01/2015	259

		451

	Stater Brothers Holdings
350	7.750%—04/15/2015[1]	327
50	8.125%—06/15/2012	49

		376

		827

FOOD PRODUCTS—1.3%
	B&G Foods Inc.
100	8.000%—10/01/2011	97
	Del Monte Corp.
200	8.625%—12/15/2012	202
	Michael Foods Inc.
125	8.000%—11/15/2013	122
	Pinnacle Foods Holding Corp.
300	10.625%—04/01/2017[1]	264

		685

GAS UTILITIES—1.7%
	Dynegy Holdings Inc.
200	7.750%—06/01/2019[1]	174
300	8.375%—05/01/2016	280

		454

	Ferrellgas Partners LP
200	8.750%—06/15/2012	200
	Inergy LP
150	6.875%—12/15/2014	140
	Suburban Propane Partners LP
150	6.875%—12/15/2013	139

		933

HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
	Accellent Inc.
150	10.500%—12/01/2013	145
	Advanced Medical Optics Inc.
150	3.250%—08/01/2026[3]	124
150	7.500%—05/01/2017	137

		261

		406

HEALTH CARE PROVIDERS & SERVICES—5.9%
	Community Health Systems Inc.
300	8.875%—07/15/2015[1]	293
	HCA Inc.
200	6.500%—02/15/2016	155
500	9.250%—11/15/2016[1]	497

		652

	IASIS Healthcare LLC
150	8.750%—06/15/2014	145
	Omnicare Inc.
150	3.250%—12/15/2035[3]	122

4

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	Psychiatric Solutions Inc.
$150	7.750%—07/15/2015	$143
350	7.750%—07/15/2015[1]	334

		477

	Res-Care Inc.
125	7.750%—10/15/2013	126
	Surgical Care Affiliates Inc.
350	10.000%—07/15/2017[1]	334
	United Surgical Partners International Inc.
100	8.875%—05/01/2017[1]	94
	Universal Hospital Services Inc.
250	8.500%—06/01/2015[1]	227
	Vanguard Health Holding Co. I LLC
100	0.000%—10/01/2015[4]	74
	Vanguard Health Holding Co. II LLC
200	9.000%—10/01/2014	187
	Yankee Acquisition Corp.
200	8.500%—02/15/2015	185
350	9.750%—02/15/2017	313

		498

		3,229

HOTELS, RESTAURANTS & LEISURE—11.2%
	American Casino & Entertainment Properties LLC
200	7.850%—02/01/2012	207
	Boyd Gaming Corp.
500	6.750%—04/15/2014	472
	Chukchansi Economic Development Authority
500	8.000%—11/15/2013[1]	502
100	8.859%—11/15/2012[1,2]	101

		603

	Felcor Lodging LP
200	8.500%—06/01/2011	211
	Gaylord Entertainment Co.
175	8.000%—11/15/2013	174
	Global Cash Access LLC
162	8.750%—03/15/2012	166
	Herbst Gaming Inc.
200	8.125%—06/01/2012	181
	Isle of Capri Casinos Inc.
250	7.000%—03/01/2014	227
150	9.000%—03/15/2012	157

		384

	MGM Mirage
250	7.500%—06/01/2016	234
250	7.625%—01/15/2017	234

		468

	Motor City Casino (CCM Merger)
400	8.000%—08/01/2013[1]	396
	MTR Gaming Group Inc. Series B
150	9.750%—04/01/2010	155
	Penn National Gaming Inc.
100	6.750%—03/01/2015	103

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HOTELS, RESTAURANTS & LEISURE—Continued
	Pinnacle Entertainment Inc.
$500	7.500%—06/15/2015[1]	$462
100	8.250%—03/15/2012	102

		564

	Seminole Hard Rock Entertainment Inc.
500	7.860%—03/15/2014[1,2]	493
	Seneca Gaming Corp.
500	7.250%—05/01/2012	494
	Shuffle Master Inc.
250	1.250%—04/15/2024[3]	228
	Station Casinos Inc.
400	6.625%—03/15/2018	322
100	6.875%—03/01/2016	85
150	7.750%—08/15/2016	141

		548

	Wynn Las Vegas Capital Corp.
250	6.625%—12/01/2014	233

		6,080

HOUSEHOLD DURABLES—1.0%
	American Achievement Corp.
150	8.250%—04/01/2012	145
	Jarden Corp.
250	7.500%—05/01/2017	226
	Simmons Bedding Co.
200	7.875%—01/15/2014	188

		559

HOUSEHOLD PRODUCTS—2.2%
	Amscan Holdings Inc.
500	8.750%—05/01/2014	452
	Central Garden & Pet Co.
250	9.125%—02/01/2013	244
	Da-Lite Screen Co. Inc.
150	9.500%—05/15/2011	156
	Jostens (Visant)
150	7.625%—10/01/2012	148
200	8.750%—12/01/2013	199

		347

		1,199

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.6%
	NRG Energy Inc.
350	7.375%—01/15/2017	339

INSURANCE—1.6%
	HUB International Holdings Inc.
1,000	10.250%—06/15/2015[1]	865

IT SERVICES—1.3%
	Sabre Holdings Corp.
250	6.350%—03/15/2016	209
	Sungard Data Systems Inc.
200	9.125%—08/15/2013	202
175	10.250%—08/15/2015	176

		378

	Vangent Inc. (PGS Solutions Inc.)
150	9.625%—02/15/2015[1]	142

		729

5

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

LEISURE EQUIPMENT & PRODUCTS—0.4%
	Leslie’s Poolmart
$200	7.750%—02/01/2013	$196

MACHINERY—1.8%
	Mueller Water Products Inc.
500	7.375%—06/01/2017[1]	470
	Trimas Corp.
500	9.875%—06/15/2012	500

		970

MEDIA—8.2%
	Cablevision Systems Corp. Series B
500	8.000%—04/15/2012	469
200	9.820%—04/01/2009[2]	204

		673

	Cadmus Communications Corp.
150	8.375%—06/15/2014	143
	CBD Media Holdings LLC
250	8.625%—06/01/2011	251
625	9.250%—07/15/2012	634

		885

	CMP Susquehanna Corp.
250	9.875%—05/15/2014	234
	Echostar DBS Corp.
400	6.625%—10/01/2014	373
	Idearc Inc.
350	8.000%—11/15/2016	333
	Kabel Deutschland GmbH
175	10.625%—07/01/2014	182
	Lamar Media Corp.
150	6.625%—08/15/2015	137
	LBI Media Inc.
200	10.125%—07/15/2012	210
	LIN Television Corp.
250	2.500%—05/15/2033[3]	243
	LIN Television Corp. Series B
100	6.500%—05/15/2013	97
	Mediacom Broadband LLC
100	8.500%—10/15/2015	96
	Mediacom LLC
300	9.500%—01/15/2013	298
	Quebecor Media Inc.
200	7.750%—03/15/2016	189
	R.H. Donnelley Corp.
150	6.875%—01/15/2013	136
	R.H. Donnelley Corp. Series A3
100	8.875%—01/15/2016	98
	Valassis Communications Inc.
200	8.250%—03/01/2015[1]	171

		4,498

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

METALS & MINING—1.6%
	AK Steel Corp.
$500	7.750%—06/15/2012	$498
	Aleris International Inc.
250	10.000%—12/15/2016[1]	225
	Arch Western Finance LLC
150	6.750%—07/01/2013	137

		860

OIL, GAS & CONSUMABLE FUELS—8.5%
	Alpha Natural Resources LLC
300	10.000%—06/01/2012	307
	Berry Petroleum Co.
150	8.250%—11/01/2016	146
	Compton Petroleum Finance Corp.
200	7.625%—12/01/2013	188
	Encore Acquisition Co.
250	6.000%—07/15/2015	216
	Energy Partners Ltd.
300	9.750%—04/15/2014[1]	287
	Exco Resources Inc.
350	7.250%—01/15/2011	349
	Foundation PA Coal Co.
150	7.250%—08/01/2014	142
	Mariner Energy Inc.
500	8.000%—05/15/2017	472
	Massey Energy Co.
500	6.875%—12/15/2013	443
	Peabody Energy Corp.
100	4.750%—12/15/2066[3]	99
50	7.375%—11/01/2016	49

		148

	PetroHawk Energy Corp.
250	9.125%—07/15/2013	259
	Petroplus Finance Ltd.
250	6.750%—05/01/2014[1]	229
250	7.000%—05/01/2017[1]	229

		458

	Stone Energy Corp.
250	8.250%—12/15/2011	248
	VeraSun Energy Corp.
250	9.375%—06/01/2017[1]	229
	W&T Offshore Inc.
750	8.250%—06/15/2014[1]	724

		4,616

PAPER & FOREST PRODUCTS—2.2%
	Abitibi-Consolidated Co. of Canada
250	8.375%—04/01/2015	205
250	8.860%—06/15/2011[2]	224

		429

	Boise Cascade LLC
100	7.125%—10/15/2014	92
125	8.235%—10/15/2012[2]	123

		215

	Cascades Inc.
150	7.250%—02/15/2013	141

6

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

PAPER & FOREST PRODUCTS—Continued
	Catalyst Paper Corp. Series D
$100	8.625%—06/15/2011	$90
	NewPage Corp.
150	10.000%—05/01/2012	154
	Verso Paper Holdings LLC
150	9.106%—08/01/2014[1,2]	148

		1,177

PERSONAL PRODUCTS—0.3%
	NBTY Inc.
150	7.125%—10/01/2015	146

PHARMACEUTICALS—0.5%
	Teva Pharmaceutical Industries Ltd. Series D
150	1.750%—02/01/2026[3]	153
	Warner Chilcott Corp.
150	8.750%—02/01/2015	147

		300

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
	General Growth Properties Inc.
250	3.980%—04/15/2027[1,3]	227

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
	Freescale Semiconductor Inc.
100	10.125%—12/15/2016[1]	89

SPECIALTY RETAIL—2.9%
	AutoNation Inc.
200	7.360%—04/15/2013[2]	187
	Buhrmann US Inc.
125	8.250%—07/01/2014	119
	Pantry Inc.
125	7.750%—02/15/2014	118
	Petro Stopping Centers LP
175	9.000%—02/15/2012	184
	Sally Holdings LLC
250	9.250%—11/15/2014[1]	236
250	10.500%—11/15/2016[1]	238

		474

	Susser Holdings LLC
142	10.625%—12/15/2013	151
	United Auto Group Inc.
350	7.750%—12/15/2016	338

		1,571

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—1.0%
	Hanesbrands Inc.
$250	8.784%—12/15/2014[2]	$246
	Oxford Industries Inc.
150	8.875%—06/01/2011	152
	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	127

		525

WIRELESS TELECOMMUNICATION SERVICES—3.0%
	Centennial Communications Corp.
150	8.125%—02/01/2014	149
250	11.110%—01/01/2013[2]	255

		404

	Hughes Network Systems LLC
350	9.500%—04/15/2014	350
	Intelsat Bermuda Ltd.
100	7.625%—04/15/2012	82
150	8.886%—01/15/2015[2]	152
100	9.250%—06/15/2016	103
250	11.250%—06/15/2016	262

		599

	Rural Cellular Corp.
250	8.250%—03/15/2012	257

		1,610

TOTAL CORPORATE BONDS & NOTES (Cost $53,998)		51,680

SHORT-TERM INVESTMENTS—1.7%

(Cost $921)
REPURCHASE AGREEMENTS
921	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.550% collateralized by a Federal Home Loan Bank Note (market value $940)	921

TOTAL INVESTMENTS—97.2% (Cost $55,338)		52,970

CASH AND OTHER ASSETS, LESS LIABILITIES—2.8%		1,548

TOTAL NET ASSETS—100.0%		$54,518

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) or using valuation procedures approved by the Board of Trustees. At July 31, 2007, these securities were valued at $14,066 or 25.80% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2007.

3	Convertible bond.

4	Step coupon security.

(CAN)	Canada.

The accompanying notes are an integral part of the portfolio of investments.

7

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 8.9%)

ASSET-BACKED SECURITIES—4.5%
Principal Amount (000s)		Value (000s)

	ACE Securities Corp. Series 2006-ASP5 Cl. A2A
$3,097	5.400%—10/25/2036[1,2]	$3,097
	Argent Securities Inc. Pass Through Certificates Series 2006-M2 Cl. A2A
1,747	5.370%—09/25/2036[1,2]	1,746
	Asset Backed Funding Certificates Series 2006-HE1 Cl. A2A
3,506	5.380%—01/25/2037[1,2]	3,505
	Countrywide Asset-Backed Certificates Series 2006-16 Cl. 2A1
1,751	5.370%—12/25/2046[1,2]	1,751
	Series 2006-19 Cl. 2A1
5,179	5.380%—03/25/2037[1,2]	5,174
	Series 2001-BC3 Cl. A
512	5.800%—12/25/2031[1,2]	512

		7,437

	Credit-Based Asset Servicing & Securitization LLC Series 2006-CB9 Cl. A1
3,915	5.380%—11/25/2036[1,2]	3,913
	Daimler Chrysler Auto Trust Series 2006-C Cl. A2
4,317	5.250%—05/08/2009[2]	4,317
	First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF9 Cl. 2A1
15,074	5.380%—06/25/2036[1,2]	15,057
	GSAMP Trust Series 2006-FM2 Cl. A2A
3,505	5.390%—09/25/2036[1,2]	3,505
	Series 2007-FM1 Cl. 2A2
1,299	5.390%—12/25/2036[1,2]	1,298

		4,803

	HSI Asset Securitization Corp. Trust Pass Through Certificates Series 2006-HE2 Cl. 2A1
2,559	5.370%—12/25/2036[1,2]	2,558
	Indymac Residential Asset Backed Trust Series 2006-E Cl. 2A1
2,964	5.380%—04/25/2037[1,2]	2,962
	JP Morgan Mortgage Acquisition Corp. Pass Through Certificates Series 2006-WMC3 Cl. A2
1,910	5.370%—08/25/2036[1,2]	1,910

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1
$332	5.600%—10/25/2034[1,2]	$331
	Nelnet Student Loan Trust Series 2006 3 Cl. A1
3,058	5.340%—09/25/2012[1,2]	3,059
	Newcastle Mortgage Securities Trust Series 2006-1 Cl. A1
3,086	5.390%—03/25/2036[1,2]	3,085
	Option One Mortgage Loan Trust Series 2007-1 Cl. 2A1
4,521	5.370%—01/25/2037[1,2]	4,520
	Park Place Securities Inc. Series 2004-MCW1 Cl. A1
6,465	5.632%—10/25/2034[1,2]	6,453
	Residential Asset Mortgage Products Inc. Pass Through Certificates Series 2006-RZ4 Cl. A1A
4,989	5.400%—10/25/2036[1,2]	4,985
	Residential Asset Securities Corp. Pass Through Certificates Series 2006-KS8 Cl. A1
9,838	5.380%—10/25/2036[1,2]	9,837
	Series 2006-KS9 Cl. AI1
4,695	5.390%—11/25/2036[1,2]	4,694

		14,531

	Saxon Asset Securities Trust Series 2006-3 Cl. A1
2,173	5.380%—11/25/2036[1,2]	2,172
	SBI Home Equity Loan Trust Pass Through Certificates Series 2006-1A Cl. 1A2A
2,803	5.490%—08/25/2036[1,2,3]	2,801
	Securitized Asset Backed Receivables LLC Pass Through Certificates Series 2007-HE1 Cl. 2A2
6,560	5.380%—12/25/2036[1,2]	6,555
	SLM Student Loan Trust Series 2006-3 Cl. A2
2,021	5.360%—01/25/2016[1,2]	2,021
	Small Business Administration Pass Through Certificates Series 2003-20I Cl. 1
770	5.130%—09/01/2023[2]	763
	Series 2001-20A Cl. 1
1,894	6.290%—01/01/2021[2]	1,942
	Series 2000-P10 Cl.1
152	7.449%—08/01/2010[2]	155

		2,860

	Soundview Home Equity Loan Trust Series 2006-EQ1 Cl. A1
3,216	5.370%—10/25/2036[1,2]	3,213
	Wells Fargo Home Equity Trust Series 2006-3 Cl. A1
3,155	5.370%—01/25/2037[1,2]	3,154
	Series 2005-4 Cl. AI1
3,923	5.440%—12/25/2035[1,2,3]	3,921

		7,075

TOTAL ASSET-BACKED SECURITIES (Cost $114,994)		114,966

8

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—0.6%
Principal Amount (000s)		Value (000s)

	Chrysler Finance Co. Term B
$13,000	5.000%—08/03/2012	$12,350
	CSC Holdings Inc. (Cablevision Term B)
1,777	7.070%—02/24/2013[1,2]	1,705

TOTAL BANK LOAN OBLIGATIONS (Cost $14,127)		14,055

COLLATERALIZED MORTGAGE OBLIGATIONS—8.9%
	American Home Mortgage Investment Trust REMIC[4] Series 2004-4 Cl. 4A
2,441	4.390%—02/25/2045[1,2]	2,392
	Banc of America Funding Corp. REMIC[4] Series 2005-D Cl. A1
3,316	4.113%—05/25/2035[1,2]	3,258
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[4] Series 2005-10 Cl. A1
12,648	4.750%—10/25/2035[1,2]	12,527
	Series 2003-1 Cl. 6A1
1,456	5.040%—04/25/2033[2,5]	1,445
	Series 2000-2 Cl. A1
248	6.288%—11/25/2030[1,2]	247

		14,219

	Bear Stearns Alt-A Trust REMIC[4] Series 2005-4 Cl. 3A1
4,522	5.376%—05/25/2035[2,5]	4,519
	Series 2006-8 Cl. 3A1
4,462	5.480%—02/25/2034[1,2]	4,448

		8,967

	Bear Stearns Mortgage Funding Trust REMIC[4] Series 2007-AR1 Cl. 2A1
8,044	5.390%—02/25/2037[1,2]	8,043
	Countrywide Home Loan Mortgage Pass Through Trust REMIC[4] Series 2005-HYB9 Cl. 3A2A
1,463	5.250%—02/20/2036[1,2]	1,458
	Federal Home Loan Mortgage Corp. REMIC[4]
8,175	5.000%—12/15/2020-04/25/2033[2]	7,957
89,133	5.470%—07/15/2019-10/15/2020[1,2]	89,101
31,300	5.550%—02/15/2019[1,2]	31,318
3,554	5.620%—05/15/2036[1,2]	3,560
269	5.770%—11/15/2030[1,2]	270
548	8.000%—08/15/2022[2]	547
80	9.000%—12/15/2020[2]	84

		132,837

	Federal National Mortgage Association
696	6.500%—12/25/2042[2]	708
	Federal National Mortgage Association REMIC[4] Series 2006-5 Cl. 3A2
900	4.673%—05/25/2035[1,2]	893
	FHLMC Structured Pass Through Securities
1,883	5.699%—08/15/2032[2,5]	1,874
	FHLMC Structured Pass Through Securities REMIC[4] Series T-63 Cl. 1A1
586	6.229%—02/25/2045[1,2]	585
	First Nationwide Trust REMIC[4] Series 2001-3 Cl. 1A1
38	6.750%—08/21/2031[2]	37

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	GSR Mortgage Loan Trust REMIC[4] Pass Through Certificates Series 2005-AR6 Cl. 2A1
$14,873	4.539%—09/25/2035[1,2]	$14,710
	Harborview Mortgage Loan Trust REMIC[4] Pass Through Certificates Series 2005-2 Cl. 2A1A
1,036	5.540%—05/19/2035[1,2]	1,037
	IndyMac ARM Trust REMIC[4] Series 2001-H2 Cl. A2
33	6.633%—01/25/2032[1,2]	32
	IndyMac Index Mortgage Loan Trust REMIC[4] Pass Through Certificates Series 2005-AR31 Cl. 1A1
6,757	5.165%—01/25/2036[2,5]	6,846
	Lehman Brothers Floating Rate Commercial Mortgage Trust Pass Through Certificates Series 2006-LLFA Cl. A1
1,033	5.400%—09/15/2021[1,2,3]	1,033
	Morgan Stanley Capital I Series 2007-XLFA Cl. A1
2,903	5.380%—10/15/2020[1,2,3]	2,911
	Structured Asset Securities Corp. REMIC[4] Series 2002-1A Cl. 4A
61	6.063%—02/25/2032[1,2]	60
	Series 2001-21A Cl. 1A1
51	7.192%—01/25/2032[1,2]	51

		111

	Thornburg Mortgage Securities Trust REMIC[4] Pass Through Certificates Series 2006-6 Cl. A1
4,178	5.430%—12/25/2036[1,2]	4,169
	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Cl. A1
12,984	5.410%—08/11/2018[1,2,3]	12,974
	Washington Mutual REMIC[4] Pass Through Certificates Series 2005-AR13 Cl. A1A1
1,099	5.610%—09/15/2021[1,2]	1,099
	Wells Fargo Mortgage Backed Securities REMIC[4] Series 2006-AR2 Cl. A1
5,641	4.950%—03/25/2036[2,5]	5,591

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,424)		225,784

CORPORATE BONDS & NOTES—23.4%
	American Airlines Inc.
	Series 2001-2 Cl. A1
240	6.978%—04/01/2011[2]	242
	American Honda Finance Corp. MTN[6]
4,200	5.346%—08/05/2008[1,2,3]	4,200
5,700	5.407%—02/09/2010[1,2,3]	5,704

		9,904

	American International Group Inc.
900	5.050%—10/01/2015[2]	862
	Anadarko Petroleum Corp.
15,200	5.760%—09/15/2009[1,2]	15,224

9

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	ANZ National International Ltd.
$5,000	5.396%—08/07/2009[1,2,3]	$5,000
	AT&T Inc.
14,200	5.450%—05/15/2008[1,2]	14,213
	Bear Stearns Cos. Inc.
13,700	5.760%—07/19/2010[1,2]	13,664
	Bear Stearns Cos. Inc. MTN[6]
11,300	5.450%—03/30/2009-08/21/2009[1,2]	11,281
	BellSouth Corp.
11,200	5.460%—08/15/2008[1,2]	11,212
	BNP Paribas
9,600	5.186%—06/29/2049[2,3,5]	8,999
	Calabash Re Ltd.
	Series 2006-I Cl. A1
1,500	13.760%—01/08/2010[1,3]	1,505
	CEMEX (C10 Capital Ltd.)
3,100	6.722%—12/31/2049[2,3,5]	2,929
	China Development Bank
600	5.000%—10/15/2015[2]	565
	CIT Group Holdings Inc.
4,600	5.505%—01/30/2009[1,2]	4,582
	CIT Group Inc.
1,700	5.510%—12/19/2008[1,2]	1,697
	CIT Group Inc. MTN[6]
8,700	5.480%—08/17/2009[1,2]	8,675
2,900	5.510%—08/15/2008[1,2]	2,898

		11,573

	Citigroup Funding Inc. MTN[6]
1,200	5.320%—04/23/2009[1,2]	1,201
10,300	5.350%—12/08/2008[1,2]	10,306
3,600	5.360%—06/26/2009[1,2]	3,602

		15,109

	Citigroup Inc.
9,000	5.390%—12/28/2009[1,2]	8,998
5,800	5.400%—12/26/2008[1,2]	5,805
5,600	6.125%—08/25/2036[2]	5,437

		20,240

	Comcast Corp.
5,500	5.660%—07/14/2009[1,2]	5,492
1,200	5.875%—02/15/2018[2]	1,155
1,200	6.450%—03/15/2037[2]	1,145

		7,792

	Corp Nacional del Cobre de Chile—CODELCO
500	6.150%—10/24/2036[2,3]	485
	DaimlerChrysler North America Holding Corp. MTN[6]
6,300	5.710%—03/13/2009[1,2]	6,302
4,400	5.805%—08/03/2009[1,2]	4,413
9,960	5.840%—09/10/2007[1,2]	9,965

		20,680

	El Paso Corp. MTN[6]
200	8.050%—10/15/2030[2]	199
	Export-Import Bank of China
600	4.875%—07/21/2015[2,3]	561
	FedEx Corp.
4,500	5.436%—08/08/2007[1,2]	4,500

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Ford Motor Credit Co.
$4,430	7.250%—10/25/2011[2]	$4,053
	Gaz Capital SA
900	6.212%—11/22/2016[2,3]	856
	Gazprom
4,400	10.500%—10/21/2009[2]	4,799
	General Electric Capital Corp. MTN[6]
7,000	5.385%—10/26/2009[1,2]	7,006
7,300	5.400%—01/05/2009[1,2]	7,306
12,900	5.430%—01/20/2010-08/15/2011[1,2]	12,893
10,100	5.460%—10/21/2010[1,2]	10,105
2,000	5.560%—01/08/2016[1,2]	2,003

		39,313

	General Electric Capital Corp. Series A
6,300	5.420%—10/06/2010[1,2]	6,305
	GMAC LLC
800	6.000%—12/15/2011[2]	722
	Goldman Sachs Group Inc.
1,900	5.400%—12/23/2008[1,2]	1,900
7,700	5.450%—06/23/2009[1,2]	7,703

		9,603

	Goldman Sachs Group Inc. MTN[6]
6,500	5.410%—03/30/2009[1,2]	6,495
5,000	5.447%—11/10/2008[1,2]	5,005
8,780	5.690%—07/23/2009[1,2]	8,820

		20,320

	H.J. Heinz Co.
800	6.428%–12/01/2020[2,3]	810
	HBOS plc MTN[6]
800	5.920%—09/29/2049[2,3,5]	717
	HBOS Treasury Services plc MTN[6]
7,300	5.400%—07/17/2009[1,2,3]	7,309
	HSBC Bank USA
10,200	5.430%—09/21/2007[1,2]	10,202
5,400	5.500%—06/10/2009[1,2]	5,417

		15,619

	HSBC Finance Corp.
3,300	5.420%—10/21/2009[1,2]	3,303
2,900	5.490%—09/15/2008[1,2]	2,906

		6,209

	HSBC Finance Corp. MTN[6]
4,200	5.500%—12/05/2008[1,2]	4,211
	HSBC Holdings plc
1,700	6.500%—05/02/2036[2]	1,701
	ICICI Bank Ltd.
7,100	5.900%—01/12/2010[1,2,3]	7,133
	John Deere Capital Corp. MTN[6]
8,500	5.410%—04/15/2008-07/15/2008[1,2]	8,508
	JP Morgan Chase Capital XX
800	6.550%—09/29/2036[2]	735
	Korea Development Bank
15,000	5.500%—04/03/2010[1,2]	15,015
	Lehman Brothers Holdings Inc.
13,400	5.460%—08/21/2009[1,2]	13,383

10

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Lehman Brothers Holdings Inc. MTN[6]
$200	5.410%—12/23/2008[1,2]	$200
7,500	5.450%—04/03/2009[1,2]	7,491
1,100	5.500%—05/25/2010[1,2]	1,097
3,400	5.580%—07/18/2011[1,2]	3,348
3,000	5.607%—11/10/2009[1,2]	3,003

		15,139

	Merrill Lynch & Co. Inc. MTN[6]
15,500	5.406%—05/08/2009[1,2]	15,459
5,400	5.440%—12/04/2009[1,2]	5,374
4,400	5.450%—08/14/2009[1,2]	4,388

		25,221

	MetLife Inc.
1,600	6.400%—12/15/2036[2]	1,435
	Metropolitan Life Global Funding I MTN[6]
8,800	5.400%—05/17/2010[1,2,3]	8,807
	Morgan Stanley
10,800	5.405%—05/07/2009[1,2]	10,790
	Morgan Stanley Group Inc. MTN[6]
14,400	5.450%—01/15/2010[1,2]	14,378
	MUFG Capital Finance 1 Ltd.
700	6.346%—07/29/2049[2,5]	672
	National Australia Bank Ltd.
4,700	5.400%—09/11/2009[1,2,3]	4,707
	Peabody Energy Corp.
1,600	7.875%—11/01/2026[2]	1,544
	PEMEX Project Funding Master Trust
1,600	5.750%—12/15/2015[2]	1,559
1,000	8.625%—02/01/2022[2,7]	1,195

		2,754

	Petroleum Export Ltd.
581	5.265%—06/15/2011[2,3]	569
	Pricoa Global Funding I
8,000	5.440%—01/25/2008[1,2,3]	8,006
	Qwest Capital Funding Inc.
43	7.250%—02/15/2011[2]	42
	Qwest Corp.
300	7.500%—06/15/2023[2]	285
2,400	7.625%—06/15/2015[2]	2,364

		2,649

	Ras Laffan LNG III Series B
1,800	5.838%—09/30/2027[2,3]	1,712
	Resona Bank Ltd.
800	5.850%—09/29/2049[2,3,5]	761
	Royal Bank of Scotland plc
4,500	5.410%—07/21/2008[1,2,3]	4,504
	Santander US Debt SA Unipersonal
9,800	5.370%—09/21/2007[1,2,3]	9,801
5,000	5.420%—11/20/2009[1,2,3]	5,004

		14,805

	Siemens Finance NV
6,100	5.410%—08/14/2009[1,2,3]	6,102
18,000	5.500%—02/16/2012[2,3]	18,124

		24,226

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	SLM Corp.
$5,400	1.000%—06/30/2008	$5,376
	SMFG Preferred Capital USD 1 Ltd.
2,300	6.078%—01/29/2049[2,3,5]	2,214
	Societe Generale New York
20,400	5.269%—06/30/2008[1,2]	20,412
	Sprint Capital Corp.
1,100	6.125%—11/15/2008[2]	1,107
	State Street Capital Trust IV
700	6.355%—06/15/2037[1,2]	700
	Sumitomo Mitsui Banking Corp.
5,900	5.625%—07/29/2049[2,3,5]	5,612
	Time Warner Inc.
4,400	5.590%—11/13/2009[1,2]	4,405
	TNK-BP Finance SA
900	6.125%—03/20/2012[2,3]	864
	Transocean Inc.
4,400	5.560%—09/05/2008[1,2]	4,400
	UFJ Finance Aruba AEC
200	6.750%—07/15/2013[2]	208
	United Airlines Inc. Pass Through Certificates
1,802	8.310%—06/17/2015	119
	USB Capital IX
700	6.189%—04/15/2049[2,5]	692
	Vale Overseas Ltd.
900	6.250%—01/23/2017[2]	895
900	6.875%—11/21/2036[2]	880

		1,775

	Verizon Communications Inc.
14,700	5.410%—04/03/2009[1,2]	14,712
	Wachovia Bank NA
6,900	5.330%—10/03/2008[1,2]	6,903
4,500	5.350%—06/27/2008[1,2]	4,502
8,100	5.400%—03/23/2009[1,2]	8,106

		19,511

	Wachovia Corp.
1,600	5.625%—10/15/2016[2]	1,559
	Wachovia Corp. MTN[6]
3,800	5.410%—12/01/2009[1,2]	3,798
	Wal-Mart Stores Inc.
10,400	5.260%—06/16/2008[1,2]	10,399
	Westpac Banking Corp.
3,000	5.280%—06/06/2008[1,2]	3,001

TOTAL CORPORATE BONDS & NOTES (Cost $598,503)		593,924

FOREIGN GOVERNMENT OBLIGATIONS—0.1%
	Federative Republic of Brazil
2,200	10.250%—01/10/2028[2]	1,197
	Republic of Peru
1,500	9.125%—01/15/2008[2]	1,529

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,842)		2,726

11

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGHS—51.9%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Mortgage Corp.
$3,704	5.000%—10/01/2018[2]	$3,610
8,403	6.000%—07/01/2016-12/01/2036[2]	8,383
83	7.238%—06/01/2024[1,2]	84

		12,077

	Federal Home Loan Mortgage Corp. TBA[8] August Delivery
20,000	5.500%—08/14/2037	19,322
8,000	6.000%—08/14/2037	7,936

		27,258

	Federal Housing Authority Project
	221D4 Banco-5
141	7.400%—02/01/2021[2]	143
	221D4 Greystone 98-4
2,885	7.450%—05/01/2021[2]	2,913

		3,056

	Federal National Mortgage Association
9,450	4.687%—08/01/2035[1,2]	9,411
14,725	4.834%—06/01/2035[1,2]	14,606
252,728	5.000%—12/01/2016-03/01/2036[2]	239,773
528,600	5.500%—11/01/2016-03/01/2037[2]	512,528
16,779	5.500%—03/01/2036	16,247
186,425	6.000%—04/01/2016-06/01/2037[2]	184,946
2,262	6.427%—10/01/2040[1,2]	2,304
54	9.000%—11/01/2009[2]	55

		979,870

	Federal National Mortgage Association TBA[8] August Delivery
55,000	5.000%—08/14/2037	51,588
214,000	5.500%—08/14/2037	206,663
	September Delivery
28,000	5.500%—09/13/2037	27,033

		285,284

	Government National Mortgage Association I TBA[8] August Delivery
4,000	6.000%—08/21/2037	3,994
	Government National Mortgage Association II
4	4.750%—07/20/2024[1,2]	4
112	5.375%—05/20/2024[1,2]	113
2,735	5.750%—08/20/2022-02/20/2032[1,2]	2,756
584	6.125%—12/20/2024-11/20/2029[1,2]	590
384	6.375%—03/20/2017-02/20/2025[1,2]	389

		3,852

TOTAL MORTGAGE PASS-THROUGHS (Cost $1,342,696)		1,315,391

MUNICIPAL BONDS—0.5%
	Badger Tobacco Asset Securitization Corp.
4,300	6.375%—06/01/2032[2]	4,656
	City of San Antonio TX
6,765	4.750%—05/15/2037[2]	6,769

TOTAL MUNICIPAL BONDS (Cost $10,528)		11,425

U.S. GOVERNMENT OBLIGATIONS—0.9%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bonds
$3,876	2.000%—01/15/2026[2,9]	$3,615
9,720	2.375%—01/15/2025-01/15/2027[2,9]	9,617
771	3.625%—04/15/2028[2,9]	921

		14,153

	U.S. Treasury Notes
8,527	2.625%—07/15/2017[2,9]	8,666

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $22,793)		22,819

PURCHASED OPTIONS—0.3%
No. of Contracts (000s)
	Currency Options
22,000	Expire 03/2010	1,101
	Eurodollar Options
6,678	Expire 09/2007	16
4,325	Expire 12/2007	11
28,066	Expire 03/2008	70

		97

	Swap Options
416,000	Expire 08/2007	148
79,000	Expire 10/2007	153
231,000	Expire 02/2008	768
306,600	Expire 03/2008	987
256,900	Expire 09/2008	1,110
457,200	Expire 12/2008	2,640

		5,806

TOTAL PURCHASED OPTIONS (Cost $7,846)		7,004

SHORT-TERM INVESTMENTS—20.7%
Principal Amount (000s)
BANK OBLIGATIONS
	Bank of Ireland
$15,250	5.400%—01/15/2010[2]	15,247
	Barclays Bank plc
20,700	5.281%—03/17/2008[2]	20,698
	BNP Paribas
11,200	5.262%—07/03/2008[2]	11,196
3,800	5.263%—05/28/2008[2]	3,799

		14,995

	Calyon Bank
7,300	5.340%—01/16/2009[2]	7,298
1,100	5.395%—06/29/2010[2]	1,100

		8,398

	Dexia Credit Local SA
24,900	5.270%—09/29/2008[2]	24,886
	Fortis Bank
13,600	5.265%—04/28/2008-06/30/2008[2]	13,595
4,800	5.300%—09/30/2008[2]	4,798

		18,393

12

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

BANK OBLIGATIONS—Continued
	Nordea Bank Finland plc
$3,700	5.298%—05/28/2008[2]	$3,699
10,000	5.308%—04/09/2009[2]	9,997

		13,696

	Royal Bank of Scotland plc
11,300	5.262%—07/03/2008[2]	11,296
9,200	5.265%—03/26/2008[2]	9,198

		20,494

	Skandinaviska Enskilda Banken
10,100	5.340%—08/21/2008[2]	10,098
	Societe Generale
100	5.269%—06/30/2008	100
3,000	5.271%—06/30/2008[2]	2,999

		3,099

	Unicredito Italiano SpA
23,500	5.346%—05/06/2008[2]	23,495
5,400	5.370%—05/29/2008[2]	5,408

		28,903

TOTAL BANK OBLIGATIONS		178,907

COMMERCIAL PAPER
	Bank Ireland Governor & Co.
12,000	5.225%—08/03/2007[2]	11,997
	HBOS Treasury Services plc
4,900	5.230%—08/02/2007[2]	4,899
	Natexis
13,100	5.225%—08/07/2007[2]	13,089
	National Australia Funding Inc.
50,000	5.280%—08/01/2007[2]	50,000
	Royal Bank of Canada
12,400	5.265%—06/30/2008[2]	12,396
	San Paolo IMI US Financial Co.
11,400	5.230%—08/02/2007[2]	11,398
	Societe Generale North America
26,600	5.190%—08/22/2007[2]	26,519
6,700	5.226%—08/06/2007[2]	6,695

		33,214

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL PAPER—Continued
	UniCredito Italiano Bank
$5,600	5.235%—08/06/2007[2]	$5,596
	Westpac Banking Corp.
30,000	5.205%—09/06/2007[2]	29,844
2,100	5.230%—08/01/2007[2]	2,100

		31,944

TOTAL COMMERCIAL PAPER		174,533

REPURCHASE AGREEMENTS
7,339	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.900% collateralized by Federal Home Loan Bank Notes (market value $7,488)	7,339

U.S. GOVERNMENT AGENCIES
	Federal Home Loan Bank
148,300	5.090%—08/01/2007[2]	148,300

U.S. TREASURY BILLS
160	4.392%—09/13/2007[2]	159
300	4.445%—09/13/2007[2]	298
90	4.450%—09/13/2007[2]	90
140	4.605%—09/13/2007[2]	139
220	4.618%—09/13/2007[2]	219
30	4.618%—09/13/2007[2]	30
100	4.623%—09/13/2007[2]	100
6,090	4.645%—09/13/2007[2]	6,056
6,290	4.653%—09/13/2007[2]	6,255
1,550	4.656%—09/13/2007[2]	1,541
300	4.738%—09/13/2007[2]	298
30	4.740%—09/13/2007[2]	30
225	4.755%—08/30/2007[2]	224

TOTAL U.S. TREASURY BILLS		15,439

TOTAL SHORT-TERM INVESTMENTS (Cost $524,518)		524,518

TOTAL INVESTMENTS—111.8% (Cost $2,865,271)		2,832,612

CASH AND OTHER ASSETS, LESS LIABILITIES—(11.8)%		(299,610)

TOTAL NET ASSETS—100.0%		$2,533,002

FUTURES CONTRACTS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Futures (Buy)	2,574	$643,500	Sep-08	$1,619
Euro Futures (Buy)	9,274	2,318,500	Dec-08	921
Euro Gas Futures (Buy)	104	26,000	Mar-09	23
Euro Gas Futures (Buy)	130	32,500	Jun-09	28
Euribor Futures (Buy)	200	50,000	Mar-08	(328)
Euribor Futures (Buy)	599	149,750	Jun-08	(1,015)
Euribor Futures (Buy)	642	160,500	Sep-08	(378)
Euribor Futures (Buy)	498	124,500	Dec-08	(447)
Euro-Bund Futures (Sell)	41	4,100	Sep-07	(142)
Euro Yen Futures (Buy)	439	109,750	Dec-07	12
Eurodollar Futures (Buy)	6,727	1,681,750	Mar-08	(2,346)
Eurodollar Futures (Buy)	172	43,000	Mar-09	(66)

13

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures (Buy)	11	$2,750	Jun-09	$10
United Kingdom LIBOR Futures (Buy)	98	12,250	Mar-09	27
United Kingdom LIBOR Futures (Buy)	45	5,625	Jun-09	14
90-Day United Kingdom Futures (Buy)	308	38,500	Mar-08	(485)
90-Day United Kingdom Futures (Buy)	676	84,500	Jun-08	(696)
90-Day United Kingdom Futures (Buy)	762	95,250	Sep-08	(458)
90-Day United Kingdom Futures (Buy)	211	26,375	Dec-08	16
U.S. Treasury Bonds Futures (Sell)	147	14,700	Sep-07	(162)
U.S. Treasury Notes 10 Yr. Futures (Sell)	124	12,400	Sep-07	(205)

				$(4,058)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	$95	$95	Aug-07	$—
Australian Dollar (Buy)	8,338	8,443	Aug-07	(105)
Brazilian Real (Buy)	56,708	54,099	Oct-07	2,609
Brazilian Real (Buy)	26,909	24,561	Mar-08	2,348
British Pound (Buy)	2,908	2,889	Aug-07	19
British Pound (Sell)	18,793	18,485	Aug-07	(308)
Canadian Dollar (Buy)	7,338	7,351	Aug-07	(13)
Chilean Peso (Buy)	990	982	Mar-08	8
Chinese Yuan (Buy)	359	350	Sep-07	9
Chinese Yuan (Sell)	359	357	Sep-07	(2)
Chinese Yuan (Buy)	4,883	4,816	Nov-07	67
Chinese Yuan (Sell)	4,883	4,848	Nov-07	(35)
Chinese Yuan (Buy)	2,250	2,248	Jan-08	2
Chinese Yuan (Sell)	2,250	2,232	Jan-08	(18)
Euro (Sell)	748	755	Aug-07	7
Indian Rupee (Buy)	3,268	3,216	Oct-07	52
Indian Rupee (Buy)	13,321	12,971	May-08	350
Indonesian Rupiah (Buy)	1,783	1,890	May-08	(107)
Japanese Yen (Buy)	1,468	1,426	Oct-07	42
Malaysian Ringgit (Buy)	6,551	6,662	May-08	(111)
Mexican Peso (Buy)	2,549	2,562	Sep-07	(13)
Mexican Peso (Buy)	10,808	10,897	Mar-08	(89)
New Zealand Dollar (Buy)	991	1,012	Aug-07	(21)
Philippine Peso (Buy)	5,685	5,671	May-08	14
Polish Zloty (Buy)	8,624	8,472	Sep-07	152
Polish Zloty (Buy)	1,528	1,504	Mar-08	24
Russian Ruble (New) (Buy)	2,834	2,802	Sep-07	32
Russian Ruble (New) (Sell)	2,834	2,850	Sep-07	16
Russian Ruble (New) (Buy)	2,612	2,530	Nov-07	82
Russian Ruble (New) (Buy)	4,118	4,000	Dec-07	118
Russian Ruble (New) (Buy)	10,952	10,842	Jan-08	110
Russian Ruble (New) (Buy)	2,839	2,859	Jul-08	(20)
Swedish Krona (Buy)	1,617	1,576	Sep-07	41
Singapore Dollar (Buy)	4,769	4,746	Aug-07	23
Singapore Dollar (Sell)	4,770	4,786	Aug-07	16
Singapore Dollar (Buy)	456	454	Sep-07	2
Singapore Dollar (Buy)	11,399	11,274	Oct-07	125
Singapore Dollar (Buy)	4,805	4,823	Feb-08	(18)
South African Rand (Buy)	89	88	Sep-07	1
South African Rand (Buy)	10	10	Mar-08	—
South Korean Won (Buy)	890	887	Aug-07	3
South Korean Won (Buy)	1,516	1,504	Sep-07	12
South Korean Won (Buy)	9,060	9,055	Sep-07	5

				$5,429

14

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

TBA COMMITMENTS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal National Mortgage Association (proceeds receivable $42,474)	$44,000	5.5%	Aug-07	$42,481

SWAP AGREEMENTS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	7.000%	12/15/2009	AUD	6,800	$(7)
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Receive	12.780	01/04/2010	R$	10,400	159
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	12.948	01/04/2010		4,400	76
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	11.430	01/04/2010		10,700	31
Barclays Capital, London	3-Month BRL-Banco Central do Brazil	Pay	11.360	01/04/2010		11,700	25
Barclays Capital, London	6-Month BP-LIBOR	Pay	6.000	12/20/2008		£17,700	(130)
Deutsche Bank AG	6-Month BP-LIBOR	Pay	6.000	12/20/2008		10,600	(81)
Royal Bank of Scotland	6-Month BP-LIBOR	Pay	6.000	03/20/2009		9,300	(112)
Barclays Capital, London	6-Month BP-LIBOR	Pay	6.000	03/20/2009		10,000	(115)
Barclays Capital, London	6-Month BP-LIBOR	Pay	5.000	06/15/2009		10,600	(127)
Credit Suisse International	6-Month BP-LIBOR	Pay	5.000	06/15/2009		2,100	(37)
Merrill Lynch & Co., Inc.	6-Month BP-LIBOR	Receive	4.000	12/15/2035		2,000	174
Barclays Capital, London	6-Month BP-LIBOR	Receive	4.000	12/15/2036		2,200	483
Royal Bank of Scotland	6-Month BP-LIBOR	Receive	4.000	12/15/2036		6,100	1,149
Deutsche Bank AG	6-Month BP-LIBOR	Receive	5.395	12/15/2036		5,400	326
HSBC Bank USA, N.A.	6-Month BP-LIBOR	Receive	5.395	12/15/2036		4,000	737
Deutsche Bank AG	6-Month EUR-EURIBOR	Pay	5.000	12/19/2009		€17,800	61
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090	10/15/2010		7,200	92
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103	10/15/2010		1,000	12
UBS Warburg AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146	10/15/2010		1,300	22
Deutsche Bank AG	6-Month EUR-EURIBOR	Receive	4.000	12/15/2011		13,000	202
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955	03/28/2012		2,200	(24)
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950	03/30/2012		3,500	(40)
Deutsche Bank AG	6-Month EUR-EURIBOR	Receive	5.000	12/19/2017		4,200	(89)
UBS Warburg AG	3-Month JPY-LIBOR	Pay	1.000	03/19/2008		¥16,300,000	(16)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000	09/18/2008		6,930,000	(31)
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.000	09/18/2008		500,000	(2)
Barclays Capital, London	6-Month JPY-LIBOR	Pay	1.000	03/18/2009		930,000	(13)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000	03/18/2009		1,500,000	(9)
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.000	03/18/2009		13,350,000	(109)
Citibank N.A.	1-Month MXN-Mexico Interbank	Pay	8.170	11/04/2016	MEX$	8,900	(2)
Deutsche Bank AG.	3-Month USD-LIBOR	Pay	5.000	12/19/2008		$168,000	91
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000	12/19/2008		168,000	69
Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	5.000	06/20/2009		57,400	(162)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000	06/20/2009		74,800	(51)
Barclays Capital, London	3-Month USD-LIBOR	Pay	5.000	12/19/2009		5,500	24
Bank of America	3-Month USD-LIBOR	Pay	5.000	12/19/2009		126,400	603
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000	12/19/2009		404,100	2,513
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000	12/19/2012		8,500	106
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000	12/19/2017		3,900	(76)

Total Interest Rate Swaps							$5,722

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)		Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Softbank Corp 2.300% due 09/20/2007	Sell	2.300%	09/20/2007		¥176,000	$4
JP Morgan Chase	American International Group, Inc. 0.050% due 12/20/2007	Buy	0.050	12/20/2007		$20,900	(28)
Credit Suisse International	Ford Motor Credit Company 0.950% due 12/20/2007	Sell	0.950	12/20/2007		900	(5)
Morgan Stanley Capital Services, Inc.	Russian Federation 0.245% due 06/20/2008	Sell	0.245	06/20/2008		700	(1)

15

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	GMAC LLC 1.050% due 09/20/2008	Sell	1.050%	09/20/2008	$5,500	$(148)
Royal Bank of Scotland	Indonesia SP 0.390% due 12/20/2008	Buy	0.390	12/20/2008	6,000	(63)
Royal Bank of Scotland	Indonesia SP 0.400% due 12/20/2008	Buy	0.400	12/20/2008	9,000	(93)
HSBC Bank USA, N.A.	Russian Federation 7.650% due 06/11/2013	Sell	0.700	04/20/2009	1,300	(9)
HSBC Bank USA, N.A.	United Mexican States 0.180% due 05/20/2009	Sell	0.180	05/20/2009	3,000	(5)
Chase Securities Inc.	Panama SP 0.730% due 01/20/2012	Sell	0.730	01/20/2012	3,000	(55)
Morgan Stanley Capital Services, Inc.	Panama SP 0.750% due 01/20/2012	Sell	0.750	01/20/2012	1,000	(17)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG8 Index 0.350% due 6/20/2012	Sell	0.350	06/20/2012	8,600	(152)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 0.355% due 6/20/2012	Buy	0.355	06/20/2012	10,000	(425)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 0.360% due 6/20/2012	Buy	0.360	06/20/2012	5,000	(211)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 0.401% due 6/20/2012	Buy	0.401	06/20/2012	2,500	(101)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index 1.833% due 6/20/2012	Buy	1.833	06/20/2012	1,400	(106)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 1.846% due 6/20/2012	Buy	1.846	06/20/2012	1,000	(75)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX N.A. HY-8 Index 2.080% due 6/20/2012	Buy	2.080	06/20/2012	1,000	(66)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index 2.127% due 6/20/2012	Buy	2.127	06/20/2012	600	(38)
Credit Suisse Securities (USA) LLC	Dow Jones CDX N.A. IG8 Index 0.350% due 6/20/2012	Sell	0.350	06/20/2012	5,600	2
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index 2.070% due 6/20/2012	Sell	2.070	06/20/2012	1,400	(93)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX N.A. HY-8 Index 2.170% due 6/20/2012	Sell	2.170	06/20/2012	500	(31)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 2.144% due 6/20/2012	Sell	2.144	06/20/2012	500	(32)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 2.179% due 6/20/2012	Sell	2.179	06/20/2012	700	(43)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 2.750% due 06/20/2012	Buy	2.750	06/20/2012	700	24
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index 2.750% due 6/20/2012	Sell	2.750	06/20/2012	700	(24)
Credit Suisse Securities (USA) LLC	Dow Jones CDX N.A. HY-8 Index 2.750% due 6/20/2012	Sell	2.750	06/20/2012	500	(18)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index 2.750% due 06/20/2012	Buy	2.750	06/20/2012	500	18
Bank of America	Dow Jones CDX N.A. HY-8 Index 2.750% due 6/20/2012	Sell	2.750	06/20/2012	6,800	(5)
Lehman Brothers Special Financing Inc.	Dow Jones CDX N.A. HY-8 Index 2.750% due 6/20/2012	Sell	2.750	06/20/2012	1,400	9
Bank of America	Dow Jones CDX N.A. IG8 Index 0.350% due 6/20/2012	Sell	0.350	06/20/2012	4,300	(16)
UBS Warburg AG	Dow Jones CDX N.A. HY-8 Index 2.750% due 6/20/2012	Sell	2.750	06/20/2012	2,800	22
Barclays Capital, London	Dow Jones CDX N.A. IG8 Index 0.350 due 6/20/2012	Sell	0.350	06/20/2012	26,300	22
Bank of America	Dow Jones CDX N.A. XO8 Index 1.400% due 6/20/2012	Sell	1.400	06/20/2012	600	5
Morgan Stanley Capital Services, Inc.	Russian Federation 0.795% due 08/20/2012	Sell	0.795	08/20/2012	5,600	(7)
Barclays Capital, London	GMAC LLC 3.650% due 09/20/2012	Sell	3.650	09/20/2012	2,500	(30)
Citibank N.A.	GMAC LLC 3.720% due 09/20/2012	Sell	3.720	09/20/2012	2,500	(24)
Barclays Capital, London	Ford Motor Credit Company 4.150% due 09/20/2012	Sell	4.150	09/20/2012	2,500	(17)

16

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	GMAC LLC 4.000% due 09/20/2012	Sell	4.000%	09/20/2012	$1,600	$—
Merrill Lynch & Co., Inc.	Russian Federation 5.000% due 03/31/2030	Sell	0.780	03/20/2016	1,100	(17)
JP Morgan Chase	Russian Federation 5.000% due 03/31/2030	Sell	0.800	03/20/2016	1,100	(15)
JP Morgan Chase	United Mexican States 5.000% due 03/31/2030	Sell	0.920	03/20/2016	300	4
Chase Securities Inc.	Panama SP 1.250% due 01/20/2017	Sell	1.250	01/20/2017	500	(14)
Credit Suisse Securities (USA) LLC	Panama SP 1.200% due 02/20/2007	Sell	1.200	02/20/2017	900	(29)
Lehman Brothers Special Financing Inc.	Dow Jones CDX N.A. IG8 Index 0.600% due 6/20/2017	Sell	0.600	06/20/2017	700	(17)
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index 0.600% due 06/20/2017	Buy	0.600	06/20/2017	3,600	115
UBS Warburg AG	Dow Jones CDX N.A. IG8 Index 0.600% due 06/20/2017	Sell	0.600	06/20/2017	5,800	(122)
Bank of America	Dow Jones CDX N.A. IG8 Index 0.600% due 06/20/2017	Sell	0.600	06/20/2017	8,600	(227)

Total Credit Default Swaps						$(2,154)

Total Swaps						$3,568

WRITTEN OPTIONS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	76,000	$4.90	Aug-07	$—
Swap Option (Call)	9,000	5.00	Aug-07	—
Swap Option (Call)	12,000	5.57	Aug-07	78
Swap Option (Call)	34,000	5.01	Oct-07	106
Swap Option (Call)	16,000	4.90	Feb-08	72
Swap Option (Call)	69,000	5.10	Feb-08	495
Swap Option (Call)	89,700	4.90	Mar-08	527
Swap Option (Call)	44,000	4.95	Mar-08	286
Swap Option (Call)	111,000	4.95	Sep-08	1,010
Swap Option (Call)	46,000	5.00	Dec-08	534
Swap Option (Call)	106,700	5.20	Dec-08	1,626
U.S. Treasury Notes 10 Yr. Futures (Put)	167	103.00	Aug-07	3
U.S. Treasury Notes 10 Yr. Futures (Put)	521	104.00	Aug-07	8
U.S. Treasury Notes 10 Yr. Futures (Put)	599	105.00	Aug-07	28
U.S. Treasury Notes 10 Yr. Futures (Call)	688	106.00	Aug-07	1,064
U.S. Treasury Notes 10 Yr. Futures (Call)	378	107.00	Aug-07	319
U.S. Treasury Notes 10 Yr. Futures (Call)	91	108.00	Aug-07	36
U.S. Treasury Notes 10 Yr. Futures (Call)	128	109.00	Aug-07	22

Written options outstanding, at value (premiums received of $7,477)				$6,214

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2007 ARE AS FOLLOWS:

Par Value (000s)	Security	Value (000s)
$68,100	United States Treasury Notes (proceeds $65,226)	$66,739

17

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2007.

2	At July 31, 2007, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $2,466,036 or 97.36% of net assets.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) or using valuation procedures approved by the Board of Trustees. At July 31, 2007, these securities were valued at $146,635 or 5.79% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2007.

6	MTN after the name of a security stands for Medium Term Note.

7	Step coupon security.

8	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2007. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

9	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

AUD	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

C$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the portfolio of investments.

18

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of –26.0%)

COLLATERALIZED MORTGAGE OBLIGATIONS—4.7%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Mortgage Corp. REMIC[2]
$496	5.500%—05/15/2016[1]	$496
500	5.550%—02/15/2019[1]	501

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $995)		997

CORPORATE BONDS & NOTES—0.4%
(Cost $100)
	Ford Motor Credit Co.
100	7.800%—06/01/2012[1]	95

MORTGAGE PASS-THROUGHS—12.0%
	Federal National Mortgage Association
904	6.000%—08/01/2036-10/01/2036[1]	896
	Federal National Mortgage Association TBA[3]
	August Delivery
1,600	5.500%—08/14/2037	1,535
100	6.000%—08/14/2037	99

		1,634

TOTAL MORTGAGE PASS-THROUGHS (Cost $2,545)		2,530

U.S. GOVERNMENT OBLIGATIONS—108.8%
	U.S. Treasury Bonds
1,996	2.000%—07/15/2014-01/15/2026[1,4]	1,866
2,868	2.375%—01/15/2025[1,4]	2,835
723	2.375%—01/15/2027[4]	716
386	3.625%—04/15/2028[1,4]	460
316	3.875%—04/15/2029[1,4]	394

		6,271

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	U.S. Treasury Notes
$5,495	0.875%—04/15/2010[1,4]	$5,237
4,766	1.875%—07/15/2013-07/15/2015[1,4]	4,571
1,335	2.000%—01/15/2014-01/15/2016[1,4]	1,295
1,134	2.375%—01/15/2017[1,4]	1,125
618	2.500%—07/15/2016[1,4]	620
803	2.625%—07/15/2017[1,4]	816
1,734	3.000%—07/15/2012[1,4]	1,781
239	3.500%—01/15/2011[1,4]	247
190	3.875%—01/15/2009[1,4]	193
803	4.250%—01/15/2010[1,4]	834

		16,719

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $23,155)		22,990

PURCHASED OPTIONS—0.1%
No. of Contracts (000s)
	Currency Options
200	Expire 06/2008	7
200	Expire 07/2010	10

TOTAL PURCHASED OPTIONS (cost $17)		17

SHORT-TERM INVESTMENTS—1.8%
(Cost $371)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$371	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.900% collateralized by a Federal Home Loan Note (market value $380)	371

TOTAL INVESTMENTS—127.8% (Cost $27,183)		27,000

CASH AND OTHER ASSETS, LESS LIABILITIES—(27.8)%		(5,871)

TOTAL NET ASSETS—100.0%		$21,129

FORWARD VOLATILITY OPTIONS WITH PREMIUMS TO BE DETERMINED ON A FUTURE DATE OUTSTANDING ON JULY 31,2007 ARE AS FOLLOWS:

Description	Notional Amount (000s)	Unrealized Depreciation (000s)
Call & Put—OTC U.S. Dollar Forward Delta Neutral Straddle vs. Swiss Franc Strike and premium determined on 09/26/2007, based upon implied volatility parameter of 7.075%. Counterparty: Royal Bank of Scotland, Expires: 09/26/2007	$100	$1
Call & Put—OTC U.S. Dollar Forward Delta Neutral Straddle vs. Swiss Franc Strike and premium determined on 09/26/2007, based upon implied volatility parameter of 7.200%. Counterparty: JP Morgan Chase, Expires: 09/26/2007	400	2

		$3

19

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	$192	$193	Oct-07	$(1)
Brazilian Real (Buy)	9	9	Mar-08	—
Chinese Yuan (Buy)	157	155	Jan-08	2
Chinese Yuan (Sell)	99	99	Jan-08	—
Chinese Yuan (Buy)	99	99	Mar-08	—
Chinese Yuan (Sell)	50	50	Mar-08	—
Chinese Yuan (Buy)	171	169	Mar-09	2
Euro (Sell)	36	36	Aug-07	—
Malaysian Ringgit (Buy)	25	25	May-08	—
Mexican Peso (Buy)	300	305	Sep-07	(5)
Mexican Peso (Buy)	200	204	Mar-08	(4)
Polish Zloty (Buy)	67	66	Sep-07	1
Russian Ruble (New) (Buy)	67	66	Jan-08	1
Singapore Dollar (Buy)	3	3	Aug-07	—
Singapore Dollar (Sell)	3	3	Aug-07	—
Singapore Dollar (Buy)	63	63	Oct-07	—
Singapore Dollar (Buy)	3	3	Feb-08	—
South Korean Won (Buy)	63	63	Sep-07	—
South Korean Won (Buy)	3	3	Jan-08	—
Swiss Franc (Sell)	15	15	Sep-07	—

				$(4)

TBA COMMITMENTS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal National Mortgage Association (proceeds receivable $1,541)	$1,600	5.5%	Aug-07	$1,535

SWAP AGREEMENTS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	6-Month AUD-Bank Bill Short Term	Pay	7.000%	12/15/2009	AUD$	800	$(1)
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	6.500	01/15/2010		300	(2)
Citibank N.A.	6-Month AUD-Bank Bill Short Term	Pay	6.500	01/15/2010		100	(1)
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	7.000	06/15/2010		1,000	(1)
Morgan Stanley Capital Services, Inc.	6-Month AUD-Bank Bill Short Term	Receive	6.750	12/15/2017		100	—
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Pay	10.115	01/02/2012	R$	100	(1)
UBS AG	3-Month BRL-Banco Central do Brazil	Pay	10.575	01/02/2012		500	(3)
Barclays Capital, London	6-Month BP-LIBOR	Pay	5.000	06/15/2009		£200	(6)
Credit Suisse International	6-Month BP-LIBOR	Pay	5.000	09/15/2010		200	(7)
Royal Bank of Scotland	6-Month BP-LIBOR	Pay	5.000	09/15/2010		100	(4)
Credit Suisse International	6-Month BP-LIBOR	Receive	4.000	12/15/2035		100	7
Bank of America	3-Month CAD-Canada Bankers Acceptances	Receive	5.500	06/20/2017	C$	100	—
Royal Bank of Scotland	3-Month CAD-Canada Bankers Acceptances	Receive	5.000	06/20/2017		100	—
JP Morgan Chase	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261	07/14/2011		€400	8
BNP Paribas	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.987	12/15/2011		100	(1)
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.947	03/15/2012		200	(6)
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955	03/28/2012		100	(1)

20

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		¥100,000	$—
Morgan Stanley Capital Services, Inc.	6-Month JPY-LIBOR	Pay	1.500	06/20/2012		110,000	(5)
Citibank N.A.	28-Day Mexican-TIIE-Banxico	Pay	8.170	11/04/2016	MEX$	1,300	(1)
Merrill Lynch & Co., Inc.	28-Day Mexican-TIIE-Banxico	Pay	8.170	11/04/2016		1,700	—
Morgan Stanley Capital Services, Inc.	28-Day Mexican-TIIE-Banxico	Pay	8.170	11/04/2016		300	—
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000	12/19/2017		$200	(4)
Barclays Capital, London	3-Month USD-LIBOR	Receive	5.000	12/19/2017		800	(15)
UBS Warburg AG	3-Month USD-LIBOR	Receive	5.000	12/19/2017		100	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000	12/19/2037		100	3
Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	5.000	12/19/2037		200	6

Total Interest Rate Swaps							$(37)

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)		Appreciation/ (Depreciation) (000s)
UBS Warburg AG	Dow Jones CDX N.A. HY-8 Index 2.750% due 06/20/2012	Sell	2.750	06/20/2012		$100	1
Bank of America	Dow Jones CDX N.A. HY-8 Index 2.750% due 06/20/2012	Buy	2.750	06/20/2012		50	4
Bear Stearns	Dow Jones CDX N.A. HY-8 Index 2.750% due 06/20/2012	Sell	2.750	06/20/2012		100	1

Total Credit Default Swaps							$6

Total Swaps							$(31)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2007 ARE AS FOLLOWS:

Par Value (000s)	Security	Value (000s)
$3,661	United States Treasury Notes (proceeds $3,609)	$3,645

1	At July 31, 2007, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $24,262 or 114.83% of net assets.

2	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

3	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2007. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

4	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

The accompanying notes are an integral part of the portfolio of investments.

21

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of –2.5%)

ASSET-BACKED SECURITIES—53.7%
Principal Amount (000s)		Value (000s)

	AmeriCredit Automobile Receivables Trust
	Series 2003-DM Cl. A4
$374	2.840%—08/06/2010[1]	$373
	Series 2005-DA Cl. A3
931	4.870%—12/06/2010	929

		1,302

	Ameriquest Mortgage Securities Inc.
	Series 2006-R1 Cl. M1
1,000	5.710%—03/25/2036[1,2]	974
	Series 2005-R1 Cl. M1
1,000	5.770%—03/25/2035[1,2]	987

		1,961

	Atlantic City Electric Transition Funding LLC
	Series 2002-1 Cl. A1
940	2.890%—07/20/2010[1]	928
	Bank One Issuance Trust
	Series 2002-A3 Cl. A3
1,680	3.590%—05/17/2010[1]	1,676
	Capital Auto Receivables Asset Trust
	Series 2006-1 Cl. A2A
386	5.030%—09/15/2008[1]	386
	Capital One Master Trust
	Series 2000-3 Cl. A
1,000	5.510%—10/15/2010[2]	1,000
	Chase Issuance Trust
	Series 2004-A9 Cl. A9
1,625	3.220%—06/15/2010[1]	1,618
	Chase Manhattan Auto Owner Trust
	Series 2006-B Cl. A2
687	5.280%—10/15/2009	687
	Citibank Credit Card Issuance Trust
	Series 2003-A6 Cl. A6
977	2.900%—05/17/2010	960
	Series 2004-A4 Cl. A4
1,000	3.200%—08/24/2009[1]	999
	Series 2006-B2 Cl. B2
2,000	5.150%—03/07/2011[1]	1,998

		3,957

	Citigroup Mortgage Loan Trust Inc.
	Series 2005-OPT4 Cl. A2C
724	5.570%—07/25/2035[2]	724
	Contimortgage Home Equity Trust
	Series 1996-4 Cl. A10
779	5.800%—01/15/2028[1,2]	776
	Countrywide Asset-Backed Certificates
	Series 2005-4 Cl. MV1
1,000	5.780%—10/25/2035[1,2]	979
	DaimlerChrysler Master Owner Trust
	Series 2005-A Cl. A
1,600	5.370%—04/15/2010[2]	1,600

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Discover Card Master Trust I
	Series 2003-2 Cl. A
$1,600	5.450%—08/15/2010[2]	$1,601
	Federal National Mortgage Association REMIC[5]
	Series 2002-W2 Cl. AF5
365	6.000%—06/25/2032[1,3]	364
	First USA Credit Card Master Trust
	Series 1997-8 Cl. A
1,400	5.470%—05/17/2010[2]	1,400
	HSI Asset Securitization Corp Trust
	Series 2006-OPT2 Cl. M1
1,000	5.690%—01/25/2036[1,2]	962
	Long Beach Mortgage Loan Trust
	Series 2006-WL1 Cl. 2A2
1,500	5.500%—01/25/2036[1,2]	1,500
	Massachusetts RRB Special Purpose Trust
	Series 2005-1 Cl. A2
1,413	3.780%—09/15/2010[1]	1,403

	MBNA Credit Card Master Note Trust
	Series 2006-A1 Cl. A
1,612	4.900%—07/15/2011	1,609
	Series 2005-A5 Cl. A5
1,000	5.320%—12/15/2010[2]	1,000
	Series 2002-A13 Cl. A
1,505	5.450%—05/17/2010[2]	1,506

		4,115

	Navistar Financial Dealer Note Master Trust
	Series 1998-1 Cl. A
1,000	5.480%—07/25/2011[2]	1,001
	Option One Mortgage Loan Trust
	Series 2005-1 Cl. M1
1,934	5.840%—02/25/2035[1,2]	1,913
	Peco Energy Transition Trust
	Series 2000-A Cl. A3
1,230	7.625%—03/01/2010	1,275
	Residential Asset Mortgage Products Inc.
	Series 2003-RS4 Cl. AIIB
852	5.980%—05/25/2033[2]	852

	Residential Asset Securities Corp.
	Series 2004-KS4 Cl. A2B3
1,500	5.700%—05/25/2034[2]	1,500
	Series 2005-KS2 Cl. M1
1,000	5.750%—03/25/2035[1,2]	982
	Series 2005-KS10 Cl. M2
1,000	5.760%—11/25/2035[2]	972
	Series 2005-KS1 Cl. M1
1,000	5.770%—02/25/2035[1,2]	974
	Series 2001-KS2 Cl. AII
761	5.780%—06/25/2031[2]	762

		5,190

	Residential Funding Mortgage Securities II Inc.
	Series 2003-HS2 Cl. AIIB
329	5.570%—06/25/2028[1,2]	327
	Specialty Underwriting & Residential Finance
	Series 2004-BC4 Cl. M1
1,000	6.120%—10/25/2035[1,2]	991

22

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Superior Wholesale Inventory Financing Trust
	Series 2005-A12 Cl. A
$1,500	5.500%—06/15/2010[2]	$1,504
	Wells Fargo Home Equity Trust
	Series 2005-4 Cl. AI3
1,000	5.700%—12/25/2035[1,2,4]	990

TOTAL ASSET-BACKED SECURITIES (Cost $43,147)		42,982

COLLATERALIZED MORTGAGE OBLIGATIONS—30.7%
	Banc of America Mortgage Securities Inc.
	Pass Through Certificates
	Series 2004-F Cl. 2A5
2,000	4.143%—06/25/2034[2]	1,962
	Citicorp Mortgage Securities Inc. REMIC[5]
	Pass Through Certificates
	Series 2004-5 Cl. 1A29
2,053	4.750%—08/25/2034[1]	2,015
	Federal Home Loan Banks
1,559	4.750%—10/25/2010	1,537
	Federal Home Loan Mortgage Corp. REMIC[5]
1,971	4.375%—04/15/2015[1]	1,922
1,749	5.720%—07/15/2023[2]	1,752
1,536	5.870%—02/15/2025[1,2]	1,546

		5,220

	Federal Home Loan Mortgage Corp. STRIPS[6]
1,796	5.570%—08/15/2036[1,2]	1,800
	Federal National Mortgage Association
1,728	5.131%—10/01/2035[2]	1,728
	Federal National Mortgage Association REMIC[5]
1,597	5.690%—03/25/2023[1,2]	1,604
928	5.844%—05/18/2027[2]	938
992	6.744%—01/25/2023[2]	1,031

		3,573

	First Horizon Alternative Mortgage Securities
	Series 2006-FA6 Cl. IIA1
1,392	6.250%—11/25/2036	1,400
	Residential Accredit Loans Inc.
	Series 2006-QS7 Cl. A1
979	6.000%—06/25/2036	981

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-20 Cl. 1A1
$865	5.054%—01/25/2035[1,7]	$876
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 2A1
687	6.704%—02/25/2032[1,2]	684
	Washington Mutual Mortgage
	Pass Through Certificates
	Series 2004-AR4 Cl. A6
2,000	3.800%—06/25/2034[7]	1,947
	Series 2006-AR13 Cl. 1A
864	5.902%—10/25/2046[2]	869

		2,816

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,481)		24,592

U.S. GOVERNMENT OBLIGATIONS—18.1%
	U.S. Treasury Notes
6,500	4.250%—01/15/2011	6,438
8,000	4.875%—05/15/2009[1]	8,040

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $14,425)		14,478

SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENTS
59	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.670% collateralized by a U.S. Treasury Note (market value $64)	59

U.S. TREASURY BILLS
125	4.777%—11/15/2007	123

TOTAL SHORT-TERM INVESTMENTS (Cost $182)		182

TOTAL INVESTMENTS—102.7% (Cost $82,235)		82,234

CASH AND OTHER ASSETS, LESS LIABILITIES—(2.7)%		(2,160)

TOTAL NET ASSETS—100.0%		$80,074

23

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2007 ARE AS FOLLOWS:

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Notes 2 Yr. Futures (Buy)	163	$32,600	Sep-07	$167
U.S. Treasury Notes 5 Yr. Futures (Sell)	7	700	Sep-07	(6)

				$161

1	At July 31, 2007, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $40,587 or 50.69% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2007.

3	Step coupon security.

4	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) or using valuation procedures approved by the Board of Trustees. At July 31, 2007, these securities were valued at $990 or 1.24% of net assets.

5	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

6	Separate trading of registered interest and principal of securities (STRIPS) is a prestripped zero-coupon bond that is a direct obligation of the U.S. Treasury.

7	Variable rate security. The stated rate represents the rate in effect at July 31, 2007.

The accompanying notes are an integral part of the portfolio of investments.

24

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2007 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of –1.2%)

BANK OBLIGATION—2.2%
(Cost $4,000)
Principal Amount (000s)		Value (000s)

	Barclays Bank plc
$4,000	5.320%—08/23/2007	$4,000

COMMERCIAL PAPER—96.9%
	Abbey National Treasury Service LLC
7,500	5.225%—08/06/2007	7,495
1,600	5.250%—08/20/2007	1,596

		9,091

	ABN AMRO North America Finance Inc.
8,000	5.240%—09/21/2007	7,941
	Atlantic Asset Securitization Corp.
1,600	5.320%—08/02/2007	1,600
2,100	5.340%—08/06/2007	2,098
5,600	5.350%—08/01/2007	5,600

		9,298

	Bank of America Corp.
9,000	5.320%—08/01/2007	9,000
	Bank of Montreal
7,700	5.230%—08/15/2007	7,684
1,500	5.300%—08/15/2007	1,497

		9,181

	Barclays US Funding
4,500	5.250%—08/07/2007	4,496
1,100	5.260%—08/07/2007	1,099

		5,595

	BMW US Capital LLC
9,000	5.340%—08/01/2007	9,000
	CBA Finance Inc.
3,000	5.245%—09/13/2007	2,981
6,400	5.255%—08/03/2007	6,398

		9,379

	Chariot Funding LLC
5,100	5.260%—08/10/2007	5,093
4,800	5.280%—08/08/2007	4,795

		9,888

	Danske Bank
4,500	5.209%—08/20/2007	4,488
	Deutsche Bank Financial LLC
9,000	5.320%—08/01/2007	9,000

COMMERCIAL PAPER—Continued

Principal Amount (000s)		Value (000s)

	Dexia Trust Services
$6,000	5.245%—09/18/2007	$5,958
1,484	5.320%—08/02/2007	1,484

		7,442

	Dresdner Bank
1,200	5.250%—08/13/2007	1,198
8,000	5.270%—08/06/2007	7,994

		9,192

	Fortis Bank
9,000	5.290%—08/09/2007	8,989
	HBOS Treasury Services plc
2,000	5.230%—08/03/2007	1,999
3,675	5.250%—10/09/2007-10/19/2007	3,635
3,000	5.260%—8/17/2007	2,993

		8,627

	ING U.S. Funding LLC
9,800	5.220%—08/06/2007	9,793
	JPMorgan Chase & Co.
8,500	5.230%—08/29/2007	8,465
	Lloyds Bank plc
9,000	5.340%—08/01/2007	9,000
	Societe Generale North America Inc.
1,100	5.240%—08/07/2007	1,099
200	5.260%—08/07/2007	200
600	5.270%—08/07/2007	600
7,000	5.340%—08/01/2007	7,000

		8,899

	Svenska Handelsbanken Ab
9,500	5.240%—10/22/2007	9,387
	UBS Finance Inc.
9,000	5.330%—08/01/2007	9,000

TOTAL COMMERCIAL PAPER (Cost $180,655)		180,655

REPURCHASE AGREEMENTS—0.0%
(Cost $51)
51	Repurchase Agreement with State Street Corp. dated July 31, 2007 due August 1, 2007 at 4.670% collateralized by a U.S. Treasury Note (market value $54)	51

U.S. GOVERNMENT AGENCIES—2.1%
(Cost $3,951)
	Federal National Mortgage Association
4,000	5.155%—10/26/2007	3,951

TOTAL INVESTMENTS—101.2% (Cost $188,657)[1]		188,657

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2)%		(2,253)

TOTAL NET ASSETS—100.0%		$186,404

1	The aggregated identified cost on a tax basis is the same.

The accompanying notes are an integral part of the portfolio of investments.

25

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2007 (Unaudited)

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than 60 days are stated at amortized cost which approximates value.

When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. See Portfolio of Investments for open futures contracts held as of July 31, 2007.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options

Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor High-Yield Bond Fund is not authorized to engage in options transactions on currencies. Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by the Fund is included as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters

26

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

Swap Agreements

To the extent permitted under their respective investment policies, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are marked-to-market daily.

Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

Loan Participations and Assignments

Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A

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Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund may also invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s

28

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

Short Sales

Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

29

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Borrowings

Harbor Short Duration Fund may enter into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold. Activity in reverse repurchase agreements by the Harbor Short Duration Fund for the nine months ended July 31, 2007 is as follows:

Category of Aggregate Short-Term Borrowings	Balance at End of Period	Average Interest Rate	Maximum Amount Outstanding During the Year	Average Daily Amount Outstanding During the Year	Average Interest Rate During the Year
Reverse repurchase agreements with maturity dates of 08/01/2007	$2,475	5.13%	$19,134	$776	5.23%

Average debt outstanding and average interest rate during the period is calculated based on calendar days.

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2007 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
HARBOR FIXED INCOME FUNDS
Harbor High-Yield Bond Fund	$55,338	$280	$(2,648)	$(2,368)
Harbor Bond Fund*	2,865,271	4,376	(37,035)	(32,659)
Harbor Real Return Fund	27,183	67	(250)	(183)
Harbor Short Duration Fund*	82,235	282	(283)	(1)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer & Secretary

Brian L. Collins

Vice President

Mark W. Karchner

Treasurer

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109